As filed with the Securities and Exchange Commission on October 24, 2003

                                          Securities Act File No. 333-
                                          Investment Company Act File No. 811-
--------------------------------------------------------------------------------

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                ---------------
                                    FORM N-2
                                ---------------

       [X]      Registration Statement under the Securities Act of 1933
                [ ] Pre-Effective Amendment No.
                [ ] Post-Effective Amendment No.
                                     and/or
       [X]      Registration Statement under the Investment Company Act of 1940
                [ ] Amendment No.


                  TS&W / HEITMAN / CLAYMORE EQUITY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)
                             _______________________

                              210 North Hale Street
                             Wheaton, Illinois 60187
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 630-315-2036

                                Nicholas Dalmaso
                            Claymore Securities, Inc.
                              210 North Hale Street
                             Wheaton, Illinois 60187
                     (Name and Address of Agent for Service)
                            _______________________

                                   Copies to:

                                Charles B. Taylor
                                 Thomas A. Hale
                 Skadden, Arps, Slate, Meagher & Flom (Illinois)
                               333 W. Wacker Drive
                             Chicago, Illinois 60606


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box):

     [x] When declared effective pursuant to section 8(c).

If appropriate, check the following box:

     [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ?.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                Proposed         Proposed
                                                                Maximum          Maximum
                                                                Offering         Aggregate         Amount of
                                            Amount Being         Price           Offering        Registration
Title of Being Registered Securities         Registered        Per Share         Price (1)            Fee
------------------------------------      --------------       ---------        ----------       ------------
Common Shares, $.01 par value             50,000  Shares          $20.00        $1,000,000       $80.90


   (1) Estimated solely for the purpose of calculating the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

{FLAG]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted


                  Subject to Completion dated October 24, 2003

PRELIMINARY PROSPECTUS
----------------------

                                                              [_________ LOGO]

                    TS&W/Heitman/Claymore Equity Income Fund
                             _________ Common Shares
                               $[20.00] Per share
                              __________________

         Investment Objective. TS&W/Heitman/Claymore Equity Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to seek a high level of total return, through a combination of current income and capital appreciation, with an emphasis on income. Claymore Securities, Inc. will act as the Fund's investment manager (the "Investment Manager"). An investment in the Fund is not appropriate for all investors and we cannot assure you that the Fund's objective will be achieved.

         Portfolio Contents. Under normal market conditions, the Fund will invest:

         o At least 50%, but no more than 70%, of its total assets in a portfolio (the "Large Cap Value Portfolio") of dividend-paying common stocks of large capitalization companies that are believed to be selling in the market at a price lower than their long-term fair market value. Thompson, Siegel & Walmsley, Inc. ("TS&W") will act as the sub-investment adviser for the Large Cap Value Portfolio (the "Large Cap Value Portfolio Adviser").

         o At least 30%, but no more than 50%, of its total assets in a portfolio (the "REIT Portfolio") of income-producing common equity securities and preferred equity securities (including securities convertible into such equity securities) issued by real estate investment trusts ("REITs"). Heitman Real Estate Securities LLC ("Heitman") will act as the sub-investment adviser for the REIT Portfolio (the "REIT Portfolio Adviser").

Initially the Fund expects that it will invest approximately 60% of the net proceeds of this offering in the Large Cap Value Portfolio and approximately 40% of such net proceeds in the REIT Portfolio. In the event the Fund issues additional securities in the future (including any preferred shares or borrowings in connection with the Fund's use of financial leverage), the Fund expects that it would invest, under current market conditions, the net proceeds of issuance in the same relative percentages. The relative percentages of the value of Fund's total assets attributable to the Large Cap Portfolio and to the REIT Portfolio could change over time as a result of rebalancing the Fund's assets between the Large Cap Value Portfolio and the REIT Portfolio, market value fluctuations and other events.

                                                 (continued on following page)

         Investing in the Fund's common shares involves certain risks. You could lose some or all of your investment. See "Risks" beginning on page __.

                                                          Per Share     Total(1)
         Public Offering Price...........................
         Sales Load......................................
         Proceeds to the Fund(2).........................

                                                     (notes on following page)

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         The underwriters expect to deliver the common shares to purchasers on or about December __, 2003.

                           ________________________

                               ________________


               The date of this Prospectus is December ___, 2003

(Continued from previous page)

         Use of Financial Leverage. The Fund may seek to enhance the level of the Fund's current income through the use of financial leverage. The Fund may leverage through the issuance of preferred shares ("Fund Preferred Shares") or through the issuance of commercial paper and/or borrowing by the Fund ("Borrowings"). The aggregate financial leverage through the issuance of Fund Preferred Shares and/or Borrowings (collectively, "Financial Leverage") is not expected to exceed 33% of the Fund's total assets (including the proceeds of the Financial Leverage). The Fund expects that any Financial Leverage will be rated in the highest rating category by one or more national rating agencies and will have short-term interest or dividend rates, which are expected, under current market conditions, to be lower than the yields on the additional securities that the Fund would purchase with the proceeds of the Financial Leverage. So long as the net rate of return on the Fund's investments purchased with the proceeds of the Financial Leverage exceeds the interest or dividend rate payable on the Financial Leverage, such excess earnings will be available to pay higher dividends to holders of the Fund's Common Shares. Under current market conditions, the Fund intends to issue Fund Preferred Shares within approximately three months of the completion of this offering of its common stock (the "Common Shares"). There is no assurance that the Fund will utilize Financial Leverage or, if Financial Leverage is utilized, that it will be successful in enhancing the level of the Fund's current income. See "Use of Financial Leverage."

         No Prior History. Because the Fund is recently organized, its Common Shares have no history of public trading. The common stock of closed-end investment companies frequently trades at a discount from its net asset value. The risk of loss due to the Fund's Common Shares trading at such a discount may be greater for investors expecting to sell their shares relatively soon after completion of the public offering. The Common Shares of the Fund are expected to be listed on the New York Stock Exchange under the trading or "ticker" symbol
_____.

         You should read this Prospectus, which contains important information about the Fund that you ought to know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated ______, 2003, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into (i.e., is legally considered a part of) this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page ___ of this Prospectus, by calling _____________ or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).

         The Fund's Common Shares do not represent a deposit or obligation of, and is not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)

___________________

(1) The underwriters may also purchase up to ___________ additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments.
(2) Total expenses of the Common Share offering paid by the Fund (which do not include the sales load) are estimated to be $________, which represents $0.[04] per Common Share issued. "Proceeds to the Fund" do not reflect the reduction of this amount. The Fund's Investment Manager has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load) that exceed $0.[04] per Common Share.

                              __________________

You should rely only on the information contained or incorporated by reference into this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund's business, financial conditions and results of operations may have changed since that date.
                              ___________________

                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----

Prospectus Summary..........................................................
Summary of Fund Expenses....................................................
The Fund....................................................................
Use of Proceeds.............................................................
The Fund's Investments......................................................
Use of Financial Leverage...................................................
Interest Rate Transactions..................................................
Risks.......................................................................
Management of the Fund......................................................
Net Asset Value.............................................................
Distributions...............................................................
Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan............
Description of the Shares...................................................
Anti-Takeover and Other Provisions in the Fund's Governing Documents........
Closed-End Fund Structure...................................................
Repurchase of Common Shares.................................................
Taxation....................................................................
Underwriting................................................................
Administrator, Custodian and Transfer Agent.................................
Legal Opinions..............................................................
Additional Information......................................................
Privacy Principals of the Fund..............................................
Special Note Regarding Forward Looking Statements...........................
Table of Contents of the Statement of Additional Information................
Appendix A--Certain Market and Performance Information......................

                               PROSPECTUS SUMMARY

         This summary highlights information contained elsewhere in this Prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the entire Prospectus, including the documents incorporated by reference into it, particularly the section entitled "Risks" beginning on page __.

The Fund...............................      TS&W/Heitman/Claymore Equity
                                             Income Fund (the "Fund") is a
                                             newly organized, diversified,
                                             closed-end management investment
                                             company. The Fund's investment
                                             objective is to seek a high level
                                             of total return, through a
                                             combination of current income and
                                             capital appreciation, with an
                                             emphasis on income. Claymore
                                             Securities, Inc. will act as the
                                             Fund's investment manager (the
                                             "Investment Manager"). Thompson,
                                             Siegel & Walmsley, Inc. ("TS&W")
                                             will act as the sub-investment
                                             adviser for the Large Cap Value
                                             Portfolio (the "Large Cap Value
                                             Portfolio Adviser"). Heitman Real
                                             Estate Securities LLC ("Heitman")
                                             will act as the sub-investment
                                             adviser for the REIT Portfolio
                                             (the "REIT Portfolio Adviser").

The Offering of Common Shares...             The Fund is offering ________
                                             common shares of beneficial
                                             interest at $[20.00] per share
                                             through a group of underwriters
                                             (the "Underwriters") led by
                                             _______________. The common shares
                                             of beneficial interest are called
                                             "Common Shares" in the rest of this
                                             Prospectus. You must purchase at
                                             least 100 Common Shares ($[2,000])
                                             in order to participate in the
                                             offering. The Fund has given the
                                             Underwriters an option to purchase
                                             up to _________ additional Common
                                             Shares to cover orders in excess of
                                             ________ Common Shares. See
                                             "Underwriting." The Investment
                                             Manager has agreed to pay (i) all
                                             of the Fund's organizational
                                             expenses and (ii) offering costs of
                                             the Fund (other than the sales
                                             load) that exceed $0.[04] per
                                             Common Share.

Investment Objective of the Fund.......      The Fund's investment objective is
                                             to seek a high level of total
                                             return, through a combination of
                                             current income and capital
                                             appreciation, with an emphasis on
                                             income. There can be no assurance
                                             that the Fund's investment
                                             objective will be achieved. See
                                             "The Fund's Investments."
                                             Investment Parameters of the Fund's

Portfolio..............................      Under normal market conditions, the
                                             Fund will invest:

                                             o   At least 50%, but no more
                                                 than 70%, of its total
                                                 assets in a portfolio (the
                                                 "Large Cap Value
                                                 Portfolio") of
                                                 dividend-paying common
                                                 stocks of large
                                                 capitalization companies
                                                 that are believed to be
                                                 selling in the market at a
                                                 price lower than their
                                                 long-term fair market
                                                 value. Thompson, Siegel &
                                                 Walmsley, Inc. ("TS&W")
                                                 will act as the
                                                 sub-investment adviser for
                                                 the Large Cap Value
                                                 Portfolio (the "Large Cap
                                                 Value Portfolio Adviser").

                                             o   At least 30%, but no more
                                                 than 50%, of its total
                                                 assets in a portfolio (the
                                                 "REIT Portfolio") of
                                                 income-producing common
                                                 equity securities and
                                                 preferred equity
                                                 securities (including
                                                 securities convertible
                                                 into such equity
                                                 securities) issued by real
                                                 estate investment trusts
                                                 ("REITs"). Heitman Real
                                                 Estate Securities LLC
                                                 ("Heitman") will act as
                                                 the sub-investment adviser
                                                 for the REIT Portfolio
                                                 (the "REIT Portfolio Adviser").

                                             Initially the Fund expects that it
                                             will invest approximately 60% of
                                             the net proceeds of this offering
                                             in the Large Cap Value Portfolio
                                             and approximately 40% of such net
                                             proceeds in the REIT Portfolio. In
                                             the event the Fund issues
                                             additional securities in the future
                                             (including any preferred shares or
                                             borrowings in connection with the
                                             Fund's use of financial leverage),
                                             the Fund expects that it would
                                             invest, under current market
                                             conditions, the net proceeds of
                                             issuance in the same relative
                                             percentages.

                                             At least [annually], and more
                                             frequently as deemed necessary or
                                             appropriate by the Investment
                                             Manager based on market conditions
                                             and other factors, the Investment
                                             Manager will consider and determine
                                             whether adjustments should be made
                                             to the Fund's asset allocation
                                             between the REIT Portfolio and the
                                             Large Cap Value Portfolio. In
                                             making these determinations, the
                                             Investment Manager may take into
                                             account recommendations made by a
                                             joint committee of representatives
                                             designated by the Investment
                                             Manager, the Large Cap Value
                                             Portfolio Adviser and the REIT
                                             Portfolio Adviser (collectively, a
                                             "Portfolio Committee") as to target
                                             percentage allocations. Based on
                                             these determinations, the
                                             Investment Manager may cause the
                                             Fund's total assets to be
                                             reallocated from time to time in
                                             accordance with such targets or as
                                             otherwise determined by the
                                             Investment Manager.

                                             The relative percentages of the
                                             value of Fund's total assets
                                             attributable to the Large Cap
                                             Portfolio and to the REIT Portfolio
                                             could change over time as a result
                                             of rebalancing the Fund's assets
                                             between the Large Cap Value
                                             Portfolio and the REIT Portfolio,
                                             market value fluctuations and other
                                             events.

                                             Under normal market conditions, at
                                             least 80% of the Fund's net assets
                                             at the time of investment
                                             (including any Borrowing) will be
                                             invested in dividend-paying or
                                             other income-producing equity
                                             securities.

Investment Parameters of the Large Cap
Value Portfolio.........                     Large Cap Value Portfolio. Under
                                             normal market conditions, at least
                                             80% of the total assets in the
                                             Large Cap Value Portfolio will be
                                             invested in a portfolio of
                                             dividend-paying common stocks of
                                             companies that are relatively large
                                             in terms of revenues and assets,
                                             with market capitalizations that
                                             exceed $2.5 billion at the time of
                                             purchase. Although the Large Cap
                                             Value Portfolio will draw its
                                             holdings primarily from larger,
                                             more seasoned or established
                                             companies, it may also invest in
                                             companies of varying size as
                                             measured by assets, sales or
                                             capitalization. The Large Cap Value
                                             Portfolio will emphasize common
                                             stocks, but may also invest in
                                             other types of equity securities.

                                             Up to 20% of the total assets
                                             allocated to the Large Cap Value
                                             Portfolio may be invested in
                                             American Depositary Receipts, or
                                             "ADRs." ADRs are certificates
                                             evidencing ownership of shares of a
                                             foreign issuer that are issued by
                                             depositary banks and generally
                                             trade on an established market, in
                                             the United States or elsewhere.
                                             Although ADRs are alternatives to
                                             directly purchasing the underlying
                                             foreign securities in their
                                             national markets and currencies,
                                             they continue to be subject to many
                                             of the risks associated with
                                             investing directly in foreign
                                             securities.
Investment Parameters of
the REIT Portfolio.....................      REIT Portfolio. The REIT Portfolio
                                             Adviser will invest substantially
                                             all of the assets in the REIT
                                             Portfolio in securities issued by
                                             real estate investment trusts
                                             ("REITs") and other Real Estate
                                             Companies.

                                             Under normal market conditions, at
                                             least 80% of the total assets in
                                             the REIT Portfolio will be invested
                                             in income-producing common equity
                                             securities and preferred equity
                                             securities (including securities
                                             convertible into such equity
                                             securities ("convertible
                                             securities")) issued by REITs.
                                             Under normal market conditions, the
                                             REIT Portfolio may invest up to 20%
                                             of its total assets in
                                             income-producing common equity
                                             securities and preferred equity
                                             securities (including convertible
                                             securities) issued by Real Estate
                                             Companies other than REITs.

                                             Initially the REIT Portfolio
                                             Adviser intends to invest
                                             approximately 75% of the total
                                             assets in the REIT Portfolio in
                                             common equity securities and
                                             approximately 25% of such total
                                             assets in preferred equity
                                             securities and convertible
                                             securities issued by REITS and
                                             other Real Estate Companies. The
                                             actual percentage of common equity
                                             securities, preferred equity
                                             securities and convertible
                                             securities in the REIT Portfolio
                                             may vary over time.

                                             The REIT Portfolio may invest up to
                                             10% of its total assets in
                                             securities of non-U.S. issuers
                                             located in industrialized
                                             countries.

                                             A REIT is a particular type of
                                             "real estate company" that pools
                                             investors' funds for investment
                                             primarily in income-producing real
                                             estate or in real estate related
                                             loans (such as mortgages) or other
                                             interests. As used in this
                                             Prospectus, "Real Estate Companies"
                                             are companies that generally derive
                                             at least 50% of their revenue from
                                             the ownership, construction,
                                             financing, management and/or sale
                                             of commercial, industrial and/or
                                             residential real estate (or have at
                                             least 50% of their assets invested
                                             in such real estate). REITs are
                                             considered to be Real Estate
                                             Companies.

                                             A REIT normally derives its income
                                             from rents or from interest
                                             payments, and may realize capital
                                             gains by selling properties that
                                             have appreciated in value. A REIT
                                             is not taxed on income distributed
                                             to shareholders if it complies with
                                             several requirements relating to
                                             its organization, ownership, assets
                                             and income and a requirement that
                                             it distribute to its shareholders
                                             at least 90% of its taxable income
                                             (other than net capital gains) for
                                             each taxable year and otherwise
                                             complies with the applicable
                                             requirements of the federal income
                                             tax laws. The shares of a REIT are
                                             freely traded, usually on a major
                                             stock exchange. REITs historically
                                             have paid relatively high dividends
                                             (as compared to other types of
                                             companies), and the Fund intends to
                                             use these REIT dividends in an
                                             effort to meet its objective of
                                             current income. The Fund
                                             anticipates that, under normal
                                             market conditions, it will invest
                                             primarily in "equity-oriented"
                                             REITs, which invest the majority of
                                             their assets directly in real
                                             property and derive their income
                                             primarily from rents.

                                             The preferred equity securities and
                                             convertible securities in which the
                                             REIT Portfolio may invest are
                                             sometimes collectively referred to
                                             in this Prospectus as "Ratable
                                             Securities." The REIT Portfolio
                                             will not invest more than [25]% of
                                             its total assets in Ratable
                                             Securities of below investment
                                             grade quality (i.e., not rated in
                                             one of the four highest grades),
                                             including unrated securities
                                             determined by the REIT Portfolio
                                             Adviser to be of comparable
                                             quality. Below investment grade
                                             quality debt securities are
                                             commonly referred to as "high
                                             yield" securities or "junk bonds."

Rationale for Investing in the Fund's
Common Shares..........................      The Investment Manager believes
                                             that the combined investment of the
                                             Fund's assets in the Large Cap
                                             Value Portfolio and the REIT
                                             Portfolio offers investors the
                                             opportunity to earn high current
                                             income and the potential for
                                             capital appreciation, with an
                                             attractive profile of historical
                                             returns adjusted for risk (as
                                             measured by the volatility of those
                                             returns) in comparison to
                                             investments that focus solely on
                                             other classes of securities, such
                                             as U.S. government securities and
                                             broader market equity securities,
                                             such as the S&P 500 Index.

                                             o    The Large Cap Value
                                                  Portfolio Adviser believes
                                                  that value-oriented
                                                  investments in equities of
                                                  large capitalization
                                                  companies offers the
                                                  opportunity for investors to
                                                  participate significantly in
                                                  periods of capital growth
                                                  and, because the Large Cap
                                                  Value Portfolio Adviser
                                                  intends to focus the Fund's
                                                  investments on the
                                                  approximately 20-25 highest
                                                  dividend-paying stocks that
                                                  meet the Large Cap Value
                                                  Portfolio Adviser's
                                                  investment criteria, the
                                                  opportunity for a high level
                                                  of current dividend income.

                                             o    The REIT Portfolio Adviser
                                                  believes that REIT
                                                  securities generally offer
                                                  the opportunity for higher
                                                  current income than is
                                                  available by investment in
                                                  broader market equity
                                                  securities, such as the S&P
                                                  500 Index or the Russell
                                                  1000 Index. The REIT
                                                  Portfolio Adviser also
                                                  believes that REIT
                                                  securities generally offer
                                                  attractive opportunities for
                                                  long-term capital
                                                  appreciation, which would
                                                  provide investors with
                                                  relatively attractive
                                                  risk-adjusted total returns.

                                             The Investment Manager believes
                                             that the potential investments in
                                             the Large Cap Value Portfolio
                                             exhibit low correlation
                                             coefficients to the potential
                                             investments in the REIT Portfolio,
                                             thereby providing the opportunity
                                             for diversification in the Fund's
                                             overall portfolio while seeking to
                                             achieve the Fund's investment
                                             objective of seeking a high level
                                             of total return, through a
                                             combination of current income and
                                             capital appreciation, with an
                                             emphasis on income.

TS&W's Approach to Investing in Large Cap
Value Securities.......................      The Large Cap Value Portfolio
                                             Adviser pursues a relative
                                             value-oriented philosophy and
                                             intends to focus on the highest
                                             dividend-paying stocks that meet
                                             their investment criteria.
                                             Typically, the Large Cap Value
                                             Portfolio Adviser prefers to invest
                                             in companies that possess
                                             above-average financial
                                             characteristics in terms of balance
                                             sheet strength and profitability
                                             measures and yet have a ratio of
                                             price-to-earnings, price-to-yield
                                             or price-to-book value that is
                                             below the long-term average for
                                             that company.

                                             TS&W's stock selection process
                                             combines an economic top-down
                                             approach with valuation and
                                             fundamental analysis. The Large Cap
                                             Value Portfolio Adviser looks for
                                             areas of the economy that it
                                             expects to have above-average
                                             earnings growth and stability over
                                             the next one to five years by
                                             analyzing the economy and
                                             historical corporate earnings
                                             trends. Through valuation analysis,
                                             the Large Cap Value Portfolio
                                             Adviser seeks undervalued sectors,
                                             industries and companies in the
                                             market. In conducting its
                                             assessment, TS&W uses tools and
                                             measures such as a dividend
                                             discount model, relative value
                                             screens, price/earnings ratios,
                                             price-to-book ratios and dividend
                                             yields. Fundamental analysis is
                                             performed on industries and
                                             companies to verify their potential
                                             attractiveness for investment. The
                                             Large Cap Value Portfolio Adviser
                                             invests in stocks of companies that
                                             it expects will benefit from
                                             economic trends and that are
                                             attractively valued relative to
                                             their fundamentals and other
                                             companies in the market.

                                             In managing the Large Cap Value
                                             Portfolio, TS&W will pursue the
                                             Fund's investment objective by
                                             selecting for investment, from the
                                             universe of all equity securities
                                             that meet TS&W's investment
                                             parameters, approximately 20-25
                                             equity securities with the highest
                                             dividend yield. On a quarterly
                                             basis (or more frequently as market
                                             conditions dictate), the Large Cap
                                             Value Portfolio Adviser will
                                             reapply its investment strategy and
                                             will make portfolio adjustments so
                                             that, as of such date,
                                             approximately 20-25 equity
                                             securities with the highest
                                             dividend yield in the TS&W
                                             composite portfolio are selected
                                             for investment by the Large Cap
                                             Value Portfolio.

                                             The Large Cap Value Portfolio
                                             Adviser typically sells securities
                                             when economic, valuation and
                                             fundamental criteria are no longer
                                             met; more attractive alternatives
                                             are found; or reduced risk returns
                                             from cash equivalents appear to be
                                             more attractive.


Heitman's Approach to Investing in
REIT Securities.........................     The REIT Portfolio Advisor will
                                             seek to invest in securities issued
                                             by REITs and other Real Estate
                                             Companies with attractive income
                                             and total return potential,
                                             favoring companies with high cash
                                             flow growth, moderate leverage, low
                                             variable rate debt, and secure
                                             dividends. Heitman's investment
                                             process combines real estate
                                             research and fundamental company
                                             analysis with security valuation
                                             analysis. Real estate research of
                                             property type sectors and
                                             geographic markets focuses on the
                                             supply and demand conditions and
                                             trends that drive property
                                             occupancy rates, rental rates and
                                             income. Fundamental company
                                             analysis includes assessments of
                                             company real estate assets; company
                                             operating, growth, and financial
                                             strategies; and company management;
                                             as well as analysis and financial
                                             modeling of company capital
                                             structure and earnings potential.
                                             Heitman's security valuation
                                             analysis incorporates the findings
                                             of Heitman's real estate research
                                             and fundamental company analysis to
                                             assess the relative value of
                                             securities. Key valuation metrics
                                             are price/cash flow multiple, net
                                             asset value, and dividend yield.

Potential for Increase in the Fund's
Current Income Through the Use of
Financial Leverage.....................      The Fund may seek to enhance the
                                             level of the Fund's current income
                                             through the use of financial
                                             leverage. The Fund may leverage
                                             through the issuance of preferred
                                             shares ("Fund Preferred Shares") or
                                             through the issuance of commercial
                                             paper and/or borrowing by the Fund
                                             ("Borrowings"). The aggregate
                                             financial leverage through the
                                             issuance of Fund Preferred Shares
                                             and/or Borrowings (collectively,
                                             "Financial Leverage") is not
                                             expected to exceed 33% of the
                                             Fund's total assets (including the
                                             proceeds of the Financial
                                             Leverage). The Fund expects that
                                             any Financial Leverage will, if
                                             rated, be rated in the highest
                                             rating category by one or more
                                             national rating agencies and will
                                             have short-term interest or
                                             dividend rates, which are expected,
                                             under current market conditions, to
                                             be lower than the yields on the
                                             additional portfolio securities
                                             that the Fund would purchase with
                                             the proceeds of the Financial
                                             Leverage. So long as the net rate
                                             of return on the Fund's investments
                                             purchased with the proceeds of the
                                             Financial Leverage exceeds the
                                             interest or dividend rate payable
                                             on the Financial Leverage, such
                                             excess earnings will be available
                                             to pay higher dividends to holders
                                             of the Fund's Common Shares. Under
                                             current market conditions, the Fund
                                             intends to issue Fund Preferred
                                             Shares within approximately three
                                             months of the completion of this
                                             offering of the Common Shares.
                                             There is no assurance that the Fund
                                             will utilize Financial Leverage or,
                                             if Financial Leverage is utilized,
                                             that it will be successful in
                                             enhancing the level of the Fund's
                                             current income. See "Use of
                                             Financial Leverage" and
                                             "Risks--Leverage Risk."

Interest Rate Transactions.............      In connection with the Fund's
                                             anticipated use of Financial
                                             Leverage, the Fund may seek to
                                             hedge the interest rate risks
                                             associated with the Financial
                                             Leverage through interest rate
                                             swaps, caps or other derivative
                                             transactions. These transactions
                                             involve investment techniques and
                                             risks different from those
                                             associated with portfolio
                                             transactions in securities of
                                             Large Cap Value companies or Real
                                             Estate Companies. There is no
                                             assurance that any interest rate
                                             hedging transactions, if
                                             undertaken, will be successful
                                             and such transactions may
                                             adversely effect the Fund's
                                             achievement of its investment
                                             objective. See "Use of Leverage"
                                             and "Interest Rate Transactions."

Dividend Distributions on the
 Common Shares............................   In order to allow its holders of
                                             Common Shares to realize a
                                             predictable, but not assured, level
                                             of cash flow and some liquidity
                                             periodically on their investment
                                             without having to sell Common
                                             Shares, the Fund has adopted a
                                             policy (which is subject to the
                                             Fund obtaining the exemptive relief
                                             described below and which may be
                                             modified at any time by its Board
                                             of Trustees) of paying quarterly
                                             distributions on its Common Shares
                                             of $[___] per Common Share ([___]%
                                             of the initial public offering
                                             price on an annualized basis) and
                                             an additional distribution on an
                                             annual basis of any realized income
                                             in excess of the quarterly
                                             distributions for that year.
                                             Quarterly dividends will be paid in
                                             March, June, September and December
                                             of each year, commencing in
                                             [March], 2004. The Fund's dividend
                                             policy requires exemptive relief
                                             from the Securities and Exchange
                                             Commission prior to its
                                             implementation. There are no
                                             assurances that the Fund would be
                                             able to obtain the necessary
                                             exemptive relief. Until such time,
                                             if any, as the exemptive relief is
                                             obtained by the Fund, the Fund will
                                             pay regular quarterly dividends at
                                             a level rate based upon the
                                             projected performance of the Fund.
                                             See "Distributions."

                                             If you will be holding the Common
                                             Shares in your own name or if you
                                             hold your Common Shares with a
                                             brokerage firm that participates in
                                             the Fund's Dividend Reinvestment
                                             Plan, unless you elect to receive
                                             cash, all dividends and
                                             distributions that are declared by
                                             the Fund will be automatically
                                             reinvested in additional Common
                                             Shares of the Fund pursuant to the
                                             Fund's Dividend Reinvestment Plan.
                                             If you hold your Common Shares with
                                             a brokerage firm that does not
                                             participate in the Fund's Dividend
                                             Reinvestment Plan, you will not be
                                             able to participate in the Plan and
                                             any dividend reinvestment may be
                                             effected on different terms than
                                             those described above. Consult your
                                             financial advisor for more
                                             information. See "Automatic
                                             Dividend Reinvestment and Voluntary
                                             Purchase Plan."

Tax Treatment of Common Share Dividends....  The Fund expects that dividends paid on the Common Shares will
                                             consist of (i) qualified dividend
                                             income (income from domestic and
                                             certain foreign corporations), (ii)
                                             long-term capital gain (gain from
                                             the sale of a capital asset held
                                             longer than 12 months) and (iii)
                                             investment company taxable income,
                                             short-term capital gain and income
                                             from certain hedging and interest
                                             rate transactions. For individuals,
                                             the maximum federal income tax rate
                                             on qualified dividend income is
                                             15%, on long-term capital gains is
                                             currently 15% and on other types of
                                             income is 35%. These tax rates are
                                             scheduled to apply through 2008. We
                                             cannot assure you, however, as to
                                             what percentage of the dividends
                                             paid on the Common Shares, if any,
                                             will consist of qualified dividend
                                             income or long-term capital gains,
                                             which are taxed at lower rates for
                                             individuals than ordinary income.
                                             If the Fund's total distributions
                                             exceed net investment income and
                                             net realized capital gain for any
                                             calendar year (any such excess, the
                                             "Excess"), the Excess distributed
                                             from the Fund's assets would
                                             generally be treated as a tax-free
                                             return of capital up to the amount
                                             of the Common Shareholder's basis
                                             in his or her Common Shares.

                                             Pursuant to the requirements of the
                                             Investment Company Act of 1940 (the
                                             "1940 Act"), a notice would
                                             accompany each quarterly
                                             distribution with respect to the
                                             estimated source of the
                                             distribution made.

Management of the Fund....................   Investment Manager. Claymore
                                             Securities, Inc. (the "Investment
                                             Manager") serves as the
                                             investment manager of the Fund.
                                             Subject to the general
                                             supervision of the Fund's board
                                             of trustees (the "Board" or the
                                             "Board of Trustees"), the
                                             Investment Manager is responsible
                                             for managing, either directly or
                                             through others selected by it,
                                             the investment activities of the
                                             Fund and the Fund's business
                                             affairs and other administrative
                                             matters. The Investment Manager
                                             will receive a fee, payable
                                             monthly, in a maximum annual
                                             amount equal to [___]% of the
                                             Fund's average daily total assets
                                             (including the assets
                                             attributable to the proceeds from
                                             any Financial Leverage) minus
                                             liabilities (other than
                                             liabilities related to any
                                             Financial Leverage) (the "Managed
                                             Assets"). The liquidation
                                             preference of the Fund Preferred
                                             Shares, if any, is not a
                                             liability.

                                             Large Cap Value Portfolio Adviser.
                                             The Investment Manager has retained
                                             Thompson, Siegel & Walmsley, Inc.
                                             ("TS&W" or the "Large Cap Value
                                             Portfolio Adviser") to act as the
                                             sub-investment adviser for the
                                             Fund's assets allocated for
                                             investment in the Large Cap Value
                                             Portfolio. TS&W, organized as an
                                             investment adviser in 1970 and
                                             located in Richmond, Virginia,
                                             provides investment management
                                             services to corporations, pension
                                             and profit-sharing plans, 401(k)
                                             and thrift plans, trusts, estates
                                             and other institutions and
                                             individuals. The Investment Manager
                                             (and not the Fund) will pay a
                                             portion of the fees it receives to
                                             the Large Cap Value Portfolio
                                             Adviser in return for its services.
                                             As of October 31, 2003, TS&W
                                             managed $___ billion in total
                                             assets. TSW is wholly owned by Old
                                             Mutual (US) Holdings Inc.

                                             REIT Portfolio Adviser. The
                                             Investment Manager has retained
                                             Heitman Real Estate Securities LLC
                                             ("Heitman" or the "REIT Portfolio
                                             Adviser") to act as the
                                             sub-investment adviser for the
                                             Fund's assets allocated for
                                             investment in the REIT Portfolio.
                                             Heitman, organized as an investment
                                             adviser in 1987 and located in
                                             Chicago, Illinois, provides
                                             investment management services to
                                             corporations, foundations,
                                             endowments, pension and profit
                                             sharing plans, trusts, estates and
                                             other institutions as well as
                                             individuals. The Investment Manager
                                             (and not the Fund) will pay a
                                             portion of the fees it receives to
                                             the REIT Portfolio Adviser in
                                             return for its services. Heitman
                                             managed approximately $[___]
                                             billion in assets as of October 31,
                                             2003. Heitman is a wholly owned
                                             subsidiary of Heitman LLC which is
                                             50% owned by Old Mutual (US)
                                             Holdings Inc. and 50% owned by
                                             senior employees of Heitman LLC and
                                             its subsidiaries.

                                             Old Mutual (US) Holdings Inc. is a
                                             wholly-owned subsidiary of Old
                                             Mutual plc, a London-based,
                                             multi-national financial services
                                             firm. As of _______, 2003, Old
                                             Mutual plc and its affiliates had
                                             an aggregate of $____ billion of
                                             assets under management. Old Mutual
                                             plc is among the top [30] global
                                             financial services firms, based on
                                             assets under management.

Listing and Symbol.....................      The Common Shares of the Fund are
                                             expected to be listed on the New
                                             York Stock Exchange. See
                                             "Description of Shares -- Common
                                             Shares." The trading or "ticker"
                                             symbol of the Common Shares is
                                             expected to be"____".

Administrator, Custodian and
Transfer Agent.........................      The Bank of New York will serve
                                             as custodian of the Fund's assets
                                             and as the Fund's administrator
                                             and transfer agent. See
                                             "Administrator, Custodian and
                                             Transfer Agent."

Special Risk Considerations............      No History of Operations. The
                                             Fund is a newly organized,
                                             diversified, closed-end
                                             management investment company
                                             with no history of operations.

                                             Investment Risk. An investment in
                                             the Fund is subject to investment
                                             risk, including the possible loss
                                             of the entire principal amount
                                             that you invest.

                                             Common Share Market Risk. Your
                                             Common Shares at any point in time
                                             may be worth less than what you
                                             invested, even after taking into
                                             account the reinvestment of Fund
                                             dividends and other distributions.
                                             The value of the Fund's portfolio
                                             securities will fluctuate,
                                             sometimes rapidly and
                                             unpredictably. The Fund intends to
                                             utilize Financial Leverage, which
                                             magnifies this market risk. See
                                             "Use of Leverage" and "Risks -
                                             Common Share Market Risk."

                                             Equity Securities Risks.
                                             Substantially all of the Fund's
                                             assets allocated to the Large Cap
                                             Value Portfolio and to the REIT
                                             Portfolio will be invested in
                                             common stocks and other common
                                             equity securities and preferred
                                             equity securities, and therefore a
                                             principal risk of investing in the
                                             Fund is equity risk. Equity risk is
                                             the risk that securities held by
                                             the Fund will fall due to general
                                             market or economic conditions,
                                             perceptions regarding the
                                             industries in which the issuers of
                                             securities held by the Fund
                                             participate, and the particular
                                             circumstances and performance of
                                             particular companies whose
                                             securities the Fund holds. For
                                             example, an adverse event, such as
                                             an unfavorable earnings report, may
                                             depress the value of common stock
                                             of an issuer held by the Fund; the
                                             price of common stock of an issuer
                                             may be particularly sensitive to
                                             general movements in the stock
                                             market; or a drop in the stock
                                             market may depress the price of
                                             most or all of the common stocks
                                             and other equity securities held by
                                             the Fund. In addition, common stock
                                             of an issuer in the Fund's
                                             portfolio may decline in price if
                                             the issuer fails to make
                                             anticipated dividend payments
                                             because, among other reasons, the
                                             issuer of the security experiences
                                             a decline in its financial
                                             condition. Common stocks in which
                                             the Fund will invest are
                                             structurally subordinated to
                                             preferred stocks, bonds and other
                                             debt instruments in a company's
                                             capital structure, in terms of
                                             priority to corporate income, and
                                             therefore will be subject to
                                             greater dividend risk than
                                             preferred stocks or debt
                                             instruments of such issuers. In
                                             addition, while broad market
                                             measures of commons stocks have
                                             historically generated higher
                                             average returns than fixed income
                                             securities, commons stocks have
                                             also experienced significantly more
                                             volatility in those returns. See
                                             "Risks--Equity Securities Risks."

                                             Income Risk. The income Common
                                             Shareholders receive from the Fund
                                             is based primarily on the dividends
                                             and interest it earns from its
                                             investments, which can vary widely
                                             over the short- and long-term. If
                                             prevailing market interest rates
                                             drop, distribution rates of the
                                             Fund's floating-rate preferred
                                             equity securities (and to a lesser
                                             extent dividend-paying common
                                             stocks), and therefore Common
                                             Shareholder's income from the Fund,
                                             could drop as well. The Fund's
                                             income may also be affected
                                             adversely when prevailing
                                             short-term interest rates increase
                                             and the Fund is utilizing Financial
                                             Leverage. See "Risks--Income
                                             Risks."

                                             Value Investing Risks.
                                             Substantially all of the Fund's
                                             assets allocated to the Large Cap
                                             Value Portfolio will be invested in
                                             dividend-paying common stocks that
                                             the Large Cap Value Adviser
                                             believes are undervalued or
                                             inexpensive relative to other
                                             investments. These types of
                                             securities may present risks in
                                             addition to the general risks
                                             associated with investing in common
                                             and preferred equity securities.
                                             See "Risks--Value Investing Risk."

                                             Real Estate Risks. Substantially
                                             all of the Fund's assets allocated
                                             to the REIT Portfolio will be
                                             invested in the securities of Real
                                             Estate Companies, including REITs.
                                             Although the value of the
                                             securities of Real Estate Companies
                                             and REITs reflect the operating
                                             values of these companies and do
                                             not always move in tandem with the
                                             prices of real estate assets,
                                             because the Fund concentrates its
                                             assets in the real estate industry,
                                             your investment in the Fund may be
                                             closely linked to the performance
                                             of the real estate markets.
                                             Property values may fall due to
                                             increasing vacancies or declining
                                             rents resulting from economic,
                                             legal, cultural or technological
                                             developments.

                                             Values of the securities of Real
                                             Estate Companies may fall, among
                                             other reasons, because of poor
                                             management of the real estate
                                             properties owned by such Real
                                             Estate Companies or because of the
                                             failure of borrowers from such Real
                                             Estate Companies to pay their
                                             loans. Many Real Estate Companies,
                                             including REITs, utilize leverage
                                             (and some may be highly leveraged),
                                             which increases investment risk and
                                             could adversely affect a Real
                                             Estate Company's operations and
                                             market value in periods of rising
                                             interest rates. Restrictions
                                             contained in the agreements under
                                             which many Real Estate Companies
                                             borrow money from banks and other
                                             lenders may affect a Real Estate
                                             Company's ability to operate
                                             effectively. Real estate risks may
                                             also arise where Real Estate
                                             Companies fail to carry adequate
                                             insurance, or where a Real Estate
                                             Company may become liable for
                                             removal or other costs related to
                                             environmental contamination. Real
                                             Estate Companies may operate within
                                             particular sectors of the real
                                             estate industry, such as
                                             apartments, office and industrial,
                                             regional malls and community
                                             centers, hotels and lodging and the
                                             health care sector, that are
                                             subject to specific sector-related
                                             risks.

                                             Real Estate Companies tend to be
                                             small to medium-sized companies.
                                             Real Estate Company shares, like
                                             other smaller company shares, can
                                             be more volatile than, and perform
                                             differently from, larger company
                                             shares. There may be less trading
                                             in a smaller company's shares,
                                             which means that buy and sell
                                             transactions in those shares could
                                             have a larger impact on the share's
                                             price than is the case with larger
                                             company shares. See "Risks -- Risks
                                             of Securities Linked to the Real
                                             Estate Market."

                                             Terrorist incidents can adversely
                                             affect the value of a property or
                                             an entire area substantially and
                                             unexpectedly. These incidents can
                                             also disrupt or depress the
                                             economy, business, and tourism,
                                             which may adversely affect the
                                             value of properties in particular
                                             industries, e.g., hotels and retail
                                             establishments.

                                             Risk of Financial Leverage. The
                                             Fund's anticipated use of Financial
                                             Leverage will likely result in
                                             greater volatility of the net asset
                                             value and market price of Common
                                             Shares because changes in the value
                                             of the Fund's portfolio
                                             investments, including investments
                                             purchased with the proceeds of the
                                             Financial Leverage, are borne
                                             entirely by the Common
                                             Shareholders, as the aggregate
                                             principal amount or the aggregate
                                             liquidation preference of the
                                             Financial Leverage will constitute
                                             a senior claim on the assets of the
                                             Fund. Common Share income may fall
                                             if the financing costs of the
                                             Financial Leverage increases and
                                             may fluctuate as those financing
                                             costs vary.

                                             Because the fees received by the
                                             Investment Manager are based on the
                                             Managed Assets of the Fund
                                             (including the proceeds of any
                                             Financial Leverage), the Investment
                                             Manager has a financial incentive
                                             for the Fund to utilize Financial
                                             Leverage, which may create a
                                             conflict of interest between the
                                             Investment Manager and the Common
                                             Shareholders. See "Risks --
                                             Leverage Risk."

                                             Interest Rate Transactions Risk. If
                                             the Fund enters into interest rate
                                             hedging transactions, a decline in
                                             interest rates may result in a
                                             decline in the net amount
                                             receivable (or increase the net
                                             amount payable) by the Fund under
                                             the hedging transaction, which
                                             could result in a decline in the
                                             net asset value of the Common
                                             Shares. See "Interest Rate
                                             Transactions" and "Risks --
                                             Interest Rate Transactions Risk."

                                             Credit Risk. Credit risk is the
                                             risk that the counterparty to a
                                             derivative contract or other
                                             obligation, becomes unwilling or
                                             unable to meet its obligation to
                                             make interest and principal
                                             payments. Even if a counterparty
                                             does not actually default, adverse
                                             changes in the issuer's financial
                                             condition may negatively affect its
                                             credit rating or presumed
                                             creditworthiness. These
                                             developments would adversely affect
                                             the market value of the
                                             counterparty's obligations. See
                                             "Risks - Credit Risk."

                                             Risks of Below Investment Grade
                                             Securities. Up to [25]% of the
                                             total assets of the Fund allocated
                                             to the REIT Portfolio may be
                                             invested in preferred securities
                                             and convertible securities that are
                                             below investment grade quality.
                                             Securities that are below
                                             investment grade quality are
                                             regarded as having predominantly
                                             speculative characteristics with
                                             respect to capacity to pay interest
                                             and repay principal or the
                                             liquidation preference, and are
                                             commonly referred to as "high
                                             yield" securities or "junk bonds.".
                                             See "Risks -- Risks of Investment
                                             in Lower-Rated Securities."

                                             Foreign Securities Risk. The Large
                                             Cap Value Portfolio may invest up
                                             to 20% of the assets allocated to
                                             the Large Cap Value Portfolio in
                                             dollar-denominated ADRs of foreign
                                             issuers. The REIT Portfolio may
                                             invest up to 10% of the assets
                                             allocated to the REIT Portfolio in
                                             securities of issuers located
                                             outside of the United States. The
                                             prices of foreign securities may be
                                             affected by factors not present
                                             with securities traded in the U.S.
                                             markets, including currency
                                             exchange rates, political and
                                             economic conditions, less stringent
                                             regulation and higher volatility.
                                             As a result, many foreign
                                             securities may be less liquid and
                                             more volatile than U.S. securities.
                                             To help control this risk, the Fund
                                             will invest in foreign issuers
                                             located only in industrialized
                                             countries. See "Risks -- Foreign
                                             Security Risk."

                                             Market Discount Risk. The Fund has
                                             been structured as a closed-end
                                             investment company because (unlike
                                             open-end funds) (i) the securities
                                             of closed-end funds are not
                                             redeemable, which enables
                                             substantially all of the Fund's
                                             assets to be invested in pursuit of
                                             the Fund's investment objective and
                                             (ii) closed-end funds have greater
                                             flexibility in the utilization of
                                             Financial Leverage. However (unlike
                                             open-end funds), shares of
                                             closed-end investment companies
                                             frequently trade at a discount from
                                             their net asset value. This
                                             characteristic is separate and
                                             distinct from the risk that net
                                             asset value could decrease as a
                                             result of investment activities and
                                             may be a greater risk to investors
                                             expecting to sell their shares
                                             relatively soon after completion of
                                             this offering. The Fund cannot
                                             predict whether Common Shares will
                                             trade at, above or below net asset
                                             value. The Common Shares are
                                             designed primarily for long-term
                                             investors, and you should not view
                                             the Fund as a vehicle for trading
                                             purposes. See "Risks -- Market
                                             Price Discount from Net Asset
                                             Value."

                                             Portfolio Turnover. The Fund may
                                             engage in portfolio trading when
                                             considered appropriate. Although
                                             under normal market conditions the
                                             Fund does not expect that its
                                             annual portfolio turnover rate will
                                             exceed 75%, the Fund has not
                                             established any limit on the rate
                                             of portfolio turnover. A higher
                                             portfolio turnover rate results in
                                             correspondingly greater brokerage
                                             commissions and other transaction
                                             expenses which are borne by the
                                             Fund. See "The Fund's Investments
                                             -- Investment Strategies --
                                             Portfolio Turnover."

                                             Anti-Takeover Provisions. The
                                             Fund's Declaration of Trust and
                                             Bylaws (the "Governing Documents")
                                             include provisions that could limit
                                             the ability of other entities or
                                             persons to acquire control of the
                                             Fund or convert the Fund to an
                                             open-end fund. These provisions
                                             could have the effect of depriving
                                             the Common Shareholders of
                                             opportunities to sell their Common
                                             Shares at a premium over the
                                             then-current market price of the
                                             Common Shares. See "Certain
                                             Provisions in the Governing
                                             Documents" and "Risks --
                                             Anti-Takeover Provisions."

                            SUMMARY OF FUND EXPENSES

         The table below and the expenses shown assume that the Fund utilizes Financial Leverage through the issuance of Fund Preferred Shares in an amount equal to[33% of the Fund's total assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares, but assumes that no Financial Leverage is utilized by the Fund (such as will be the case prior to the Fund's expected issuance of Fund Preferred Shares).

Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)........................ 4.50%
Expenses Borne by the Fund............................................ 0.20%(1)
Dividend Reinvestment Plan Fees....................................... None(3)


Annual Expenses

                                                      Percentage of Net Assets
                                                   Attributable to Common Shares
                                                     (assumes Fund Preferred
                                                     Shares are issued)(3)(4)
                                                     ------------------------
  Management Fees.................................

  Interest Payments on Borrowed Funds.............

  Other Expenses..................................

  Total Annual Expenses...........................

(1) The Investment Manager has agreed to pay [(i) all organizational expenses and (ii) offering costs of the Fund (other than the sales load) that exceed $.[04] per Common Share (.20% of the offering price).]

(2) If the Fund offers Fund Preferred Shares, costs of that offering, estimated to be approximately __% of the total amount of the Fund Preferred Share offering, will be borne immediately by Common Shareholders and result in the reduction of the net asset value of the Common Shares. Assuming the issuance of Fund Preferred Shares in an amount equal to 33% of the Fund's total capital (after their issuance) these offering costs are estimated to be approximately $ per Common Share ( % of the offering price).

(3) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account or participate in the Cash Purchase Plan. See "Dividend Reinvestment Plan."

(4) The table presented in this footnote estimates what the Fund's annual expenses would be, stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that the Fund does not utilize any form of Financial Leverage, as would be the case, for instance, prior to the Fund's expected issuance of Fund Preferred Shares. In accordance with these assumptions, the Fund's expenses would be estimated as follows:

                                                      Percentage of Net Assets
                                                   Attributable to Common Shares
                                                     (assumes no Fund Preferred
                                                     Shares are or outstanding
                                                           issued)(3)(4)
                                                     ------------------------
  Management Fees.................................

  Interest Payments on Borrowed Funds.............

  Other Expenses..................................

  Total Annual Expenses...........................

(5) In the event the Fund, as an alternative to issuing Fund Preferred Shares, utilizes Financial Leverage through Borrowings in an amount equal to ____% of the Fund's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to Common Shares, the Management Fee would be _____%, Other Expenses would be ____%, Interest Payments on Borrowed Funds (assuming an interest rate of _____%, which interest rate is subject to change based on prevailing market conditions) would be _____%, Total Annual Expenses would be ____% and Total Net Annual Expenses would be _____%. Based on the Total Net Annual Expenses and in accordance with the example below, the expenses for years 1, 3, 5 and 10 would be $___, $___, $___ and $___, respectively.

         The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The Other Expenses shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately __________ Common Shares. If the Fund issues fewer Common Shares, all other things being equal, the Fund's expense ratio would increase. See "Management of the Fund" and "Dividend Reinvestment Plan."

Example:

         As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $45, estimated expenses of this offering of $2 and the estimated Fund Preferred Share offering costs of $__ assuming Fund Preferred Shares are issued representing 35% of the Fund's capital after issuance) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total Annual Expenses" of ____% of net assets attributable to Common Shares and (2) a 5% annual return:(1)

                                         Cumulative Expenses Paid for the Period of:
                                         1 Year(2)      3 Years(2)     5 Years(2)    10 Years(2)
                                         ---------      ----------     ----------    -----------
An  investor would pay the
following expenses on a $1,000
investment, assuming a
5% annual return throughout
the periods.............................

_________________

(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund's actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

                                    THE FUND

         The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a business trust on October ___, 2003 pursuant to a Certificate of Trust and is governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. Its principal office is located at 210 North Hale Street, Wheaton, Illinois 60187, and its telephone number is
____________.

                                 USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately $____________ ($_________ if the Underwriters exercise the over-allotment option in full) after payment of the estimated offering costs. The Fund will pay all of its offering costs up to $0.[04] per Common Share, and the Investment Manager has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load) that exceed $0.[04] per Common Share. The Fund will invest the net proceeds of the offering in accordance with its investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objective and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. government securities or high quality, short-term money market instruments.

                             THE FUND'S INVESTMENTS

Investment Objective

         The Fund's investment objective is to seek a high level of total return, through a combination of current income and capital appreciation, with an emphasis on income. There can be no assurance that the Fund's investment objective will be achieved.

Investment Parameters of the Fund

         Under normal market conditions, the Fund will invest:

         o At least 50%, but no more than 70%, of its total assets in a portfolio (the "Large Cap Value Portfolio") of dividend-paying common stocks of large capitalization companies that are believed to be selling in the market at a price lower than their long-term fair market value. Thompson, Siegel & Walmsley, Inc. ("TS&W") will act as the sub-investment adviser for the Large Cap Value Portfolio (the "Large Cap Value Portfolio Adviser").

         o At least 30%, but no more than 50%, of its total assets in a portfolio (the "REIT Portfolio") of income-producing common equity securities and preferred equity securities (including securities convertible into such equity securities) issued by real estate investment trusts ("REITs"). Heitman Real Estate Securities LLC ("Heitman") will act as the sub-investment adviser for the REIT Portfolio (the "REIT Portfolio Adviser").

Initially the Fund expects that it will invest approximately 60% of the net proceeds of this offering in the Large Cap Value Portfolio and approximately 40% of such net proceeds in the REIT Portfolio. In the event the Fund issues additional securities in the future (including any preferred shares or borrowings in connection with the Fund's use of financial leverage), the Fund expects that it would invest, under current market conditions, the net proceeds of issuance in the same relative percentages.

         At least [annually], and more frequently as deemed necessary or appropriate by the Investment Manager based on market conditions and other factors, the Investment Manager will consider and determine whether adjustments should be made to the Fund's asset allocation between the REIT Portfolio and the Large Cap Value Portfolio. In making these determinations, the Investment Manager may take into account recommendations made by a joint committee of representatives designated by the Investment Manager, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser (collectively, a "Portfolio Committee") as to target percentage allocations. Based on these determinations, the Investment Manager may cause the Fund's total assets to be reallocated from time to time in accordance with such targets or as otherwise determined by the Investment Manager.

         The relative percentages of the value of Fund's total assets attributable to the Large Cap Portfolio and to the REIT Portfolio could change over time as a result of rebalancing the Fund's assets between the Large Cap Value Portfolio and the REIT Portfolio, market value fluctuations and other events.

         Under normal market conditions, at least 80% of the Fund's net assets at the time of investment (including any Borrowing) will be invested in dividend-paying or other income-producing equity securities.

         Large Cap Value Portfolio. Under normal market conditions, at least 80% of the total assets in the Large Cap Value Portfolio will be invested in a portfolio of dividend-paying common stocks of companies that are relatively large in terms of revenues and assets, with market capitalizations that exceed $2.5 billion at the time of purchase. Although the Large Cap Value Portfolio will draw its holdings primarily from larger, more seasoned or established companies, it may also invest in companies of varying size as measured by assets, sales or capitalization. The Large Cap Value Portfolio will emphasize common stocks, but may also invest in other types of equity securities.

         The Large Cap Value Portfolio Adviser pursues a relative value-oriented philosophy and intends to focus on the highest dividend-paying stocks that meet their investment criteria. Typically, the Large Cap Value Portfolio Adviser prefers to invest in companies that possess above-average financial characteristics in terms of balance sheet strength and profitability measures and yet have a ratio of price-to-earnings, price-to-yield or price-to-book value that is below the long-term average for that company.

         Up to 20% of the total assets allocated to the Large Cap Value Portfolio may be invested in American Depositary Receipts, or "ADRs." ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market, in the United States or elsewhere. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.

REIT Portfolio. The REIT Portfolio Adviser will invest substantially all of the assets in the REIT Portfolio in securities issued by real estate investment trusts ("REITs") and other Real Estate Companies.

         Under normal market conditions, at least 80% of the total assets in the REIT Portfolio will be invested in income-producing common equity securities and preferred equity securities (including securities convertible into such equity securities ("convertible securities")) issued by REITs. Under normal market conditions, the REIT Portfolio may invest up to 20% of its total assets in income-producing common equity securities and preferred equity securities (including convertible securities) issued by Real Estate Companies other than REITs.

         Initially the REIT Portfolio Adviser intends to invest approximately 75% of the total assets in the REIT Portfolio in common equity securities and approximately 25% of such total assets in preferred equity securities and convertible securities issued by REITS and other Real Estate Companies. The actual percentage of common equity securities, preferred equity securities and convertible securities in the REIT Portfolio may vary over time.

         The REIT Portfolio may invest up to 10% of its total assets in securities of non-U.S. issuers located in industrialized countries.

         A REIT is a particular type of "real estate company" that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. As used in this Prospectus, "Real Estate Companies" are companies that generally derive at least 50% of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial and/or residential real estate (or have at least 50% of their assets invested in such real estate). REITs are considered to be Real Estate Companies.

         A REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the applicable requirements of the federal income tax laws. The shares of a REIT are freely traded, usually on a major stock exchange. REITs historically have paid relatively high dividends (as compared to other types of companies), and the Fund intends to use these REIT dividends in an effort to meet its objective of current income. The Fund anticipates that, under normal market conditions, it will invest primarily in "equity-oriented" REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents.

         REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which Equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         The Fund anticipates that, under normal market conditions, its investment in REITS will consist primarily of Equity REITs. Up to 10% of the total assets in the REIT Portfolio may be invested in any combination of Mortgage REITs and Hybrid REITs.

         Substantially all of the equity securities of Real Estate Companies, including REITs, in which the Fund intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Fund may invest in both publicly and privately traded REITs.

         The preferred equity securities and convertible securities in which the REIT Portfolio may invest are sometimes collectively referred to in this Prospectus as "Ratable Securities." The REIT Portfolio will not invest more than [25]% of its total assets in Ratable Securities of below investment grade quality (i.e., not rated in one of the four highest grades), including unrated securities determined by the REIT Portfolio Adviser to be of comparable quality. Below investment grade quality debt securities are commonly referred to as "high yield" securities or "junk bonds."

Investment Strategies and Practices

         Common Stocks, Preferred Stocks and Convertible Securities. Under normal market conditions, the Fund will invest substantially all of its total assets in dividend-paying or other income-producing common equity securities, preferred equity securities and securities convertible into equity securities ("convertible securities").

         o Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

         o Preferred Stocks. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Preferred stocks generally have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

         o Convertible Securities. A convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

         Below Investment Grade Quality Securities. The preferred equity securities and convertible securities in which the REIT Portfolio may invest are sometimes collectively referred to in this Prospectus as "Ratable Securities." The REIT Portfolio will not invest more than [25]% of its total assets in Ratable Securities of below investment grade quality. Below investment grade quality Ratable Securities are those that have received a rating lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's Ratings Group, a division of The McGraw Hill Companies ("S&P") and unrated securities determined by the REIT Portfolio Adviser to be of comparable quality. Below investment grade quality securities are commonly referred to as "high yield" securities or "junk bonds." The Fund will not invest in below investment grade quality Ratable Securities if, as a result of such investment, more than [25]% of the Fund's total assets allocated to the REIT Portfolio would be invested in such securities. If a downgrade of one or more investment grade quality Ratable Securities causes the Fund to exceed this [25]% limit, the REIT Portfolio Adviser will determine, in their discretion, whether to sell any below investment grade quality Ratable Securities to reduce the percentage to below [25]% of the Fund's total assets allocated to the REIT Portfolio. It is possible, therefore, that the value of below investment grade quality Ratable Securities could exceed this 25% limit for an indefinite period of time. The REIT Portfolio Adviser will monitor the credit quality of the Fund's Ratable Securities.

         Securities that are below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. The Fund may only invest in below investment grade quality securities that are rated CCC or higher by S&P or rated Caa or higher by Moody's, or unrated securities determined to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default on their payments of principal and interest. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase. For a description of security ratings, see Appendix A of the Statement of Additional Information.

         Foreign Securities. The Large Cap Value Portfolio may invest up to 20% of the assets allocated to the Large Cap Value Portfolio in dollar-denominated ADRs of foreign issuers. The REIT Portfolio may invest up to 10% of the assets allocated to the REIT Portfolio in securities of issuers located outside of the United States. The prices of foreign securities may be affected by factors not present with securities traded in the U.S. markets, including currency exchange rates, political and economic conditions, less stringent regulation and higher volatility. As a result, many foreign securities may be less liquid and more volatile than U.S. securities. To help control this risk, the REIT Portfolio will invest in foreign issuers located only in countries considered by the REIT Portfolio Adviser to be industrialized, which securities may be U.S. dollar-denominated or denominated in a currency other that the U.S. dollar.
         Illiquid Securities. Substantially all of the equity securities in which the Fund intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Fund may, however, invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and that are not deemed to be liquid, privately traded securities and repurchase agreements with maturities in excess of seven days. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has delegated to the Investment Manager the day-to-day determination of the illiquidity of any security held by the Fund. The Investment Manager may make this determination based on recommendations from the Large Cap Value Portfolio Adviser (with respect to the Large Cap Value Portfolio) and the REIT Portfolio Adviser (with respect to the REIT Portfolio)). The Board of Trustees has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Investment Manager to look for such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; and the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

         Illiquid securities generally are valued at fair value as determined in good faith by the Board of Trustees or its delegate. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. See "Net Asset Value." If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund is in a position where a substantial portion of the value of its total assets are invested in illiquid securities, including restricted securities that are not readily marketable, the Fund will take steps the Investment Manager (or its delegates) deems advisable, if any, to protect liquidity.

         As discussed below under "Interest Rate Transactions," the Fund intends to segregate cash or liquid securities with its custodian having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid.

         Short Sales and Derivatives. The Fund will not enter into short sales or invest in derivatives, except for interest rate hedging purposes as described in this Prospectus in connection with interest rate swap and interest rate cap transactions, futures and options on futures. See "Use of Financial Leverage" and "Interest Rate Transactions."

         Cash Positions. In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or bonds or other debt securities. Doing so may help the Fund avoid losses but may mean lost opportunities for the Fund to achieve its investment objective.

         Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements collateralized by such obligations, commercial paper and shares of money market funds, To the extent the Fund purchases shares of a money market fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such fund.

         Debt Securities. The Fund also may, subject to the limitations described above, invest in debt securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Debt securities with longer maturities may increase or decrease in value more than debt securities of shorter maturities.

         Securities Lending. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. The Fund would continue to receive the income on the loaned securities and would at the same time earn interest on the collateral or on the investment of any cash collateral. The Fund will not lend portfolio securities representing more than one-third of its total assets.

         Lending securities involves a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly, or if the Fund is prevented from disposing promptly of the collateral in the event the borrower defaults.

         Portfolio Turnover. The Fund may engage in portfolio trading when the Large Cap Value Portfolio Adviser or the REIT Portfolio Adviser, as the case may be, considers it to be appropriate, but the Fund will not use short-term trading as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 75% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to the length of time held when, in the opinion of the Large Cap Value Portfolio Adviser or the REIT Portfolio Adviser, as the case may be, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the Fund's realization of net short-term capital gains that, when distributed to Common Shareholders, will be taxable as ordinary income. See "Tax Matters."

Fundamental Investment Policies

         The Fund has adopted certain fundamental investment policies designed to limit investment risk and maintain portfolio diversification. These fundamental limitations, as well as the investment objective of the Fund and the Fund's policy of investing at least 80% of its total assets in dividend-paying or other income-producing equity securities, may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Fund Preferred Shares voting as a single class, as well as by the vote of a majority of the outstanding Fund Preferred Shares tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever of (i) or
(ii) is less. See "Investment Restrictions" in the Statement of Additional Information for a complete list of the fundamental investment restrictions of the Fund.

         The Fund may become subject to guidelines that are more limiting than the fundamental investment policies referenced above in order to obtain and maintain ratings from a nationally recognized statistical ratings organization ("NRSRO") in connection with the Fund's utilization of Financial Leverage. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's Common Shareholders or the Fund's ability to achieve its investment objective.

Rationale for Investing in the Fund's Common Shares

         The Investment Manager believes that the combined investment of the Fund's assets in the Large Cap Value Portfolio and the REIT Portfolio offers investors the opportunity to earn high current income and the potential for capital appreciation, with an attractive profile of historical returns adjusted for risk (as measured by the volatility of those returns) in comparison to investments that focus solely on other classes of securities, such as U.S. government securities and broader market equity securities, such as the S&P 500 Index.

         o The Large Cap Value Portfolio Adviser believes that value-oriented investments in equities of large capitalization companies offers the opportunity for investors to participate significantly in periods of capital growth and, because the Large Cap Value Portfolio Adviser intends to focus the Fund's investments on the approximately 20-25 highest dividend-paying stocks that meet the Large Cap Value Portfolio Adviser's investment criteria, the opportunity for a high level of current dividend income.

         o The REIT Portfolio Adviser believes that REIT securities generally offer the opportunity for higher current income than is available by investment in broader market equity securities, such as the S&P 500 Index or the Russell 1000 Index. The REIT Portfolio Adviser also believes that REIT securities generally offer attractive opportunities for long-term capital appreciation, which would provide investors with relatively attractive risk-adjusted total returns.

The Investment Manager believes that the potential investments in the Large Cap Value Portfolio exhibit low correlation coefficients to the potential investments in the REIT Portfolio, thereby providing the opportunity for diversification in the Fund's overall portfolio while seeking to achieve the Fund's investment objective of seeking a high level of total return, through a combination of current income and capital appreciation, with an emphasis on income.

         The foregoing rationale and beliefs of the Investment Manager are based in part on assessments of publicly available information concerning the past performance of securities of large capitalization companies and Real Estate Companies in general, in comparison to other major asset classes of debt and equity securities and the historical performance comparisons of portfolios comprised of varying percentages of such securities, including portfolios managed by the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser. Such information is set forth in "Appendix B--Certain Performance Information."

Investment Philosophy

         Large Cap Value Portfolio Adviser. TS&W's stock selection process combines an economic top-down approach with valuation and fundamental analysis. The Large Cap Value Portfolio Adviser looks for areas of the economy that it expects to have above-average earnings growth and stability over the next one to five years by analyzing the economy and historical corporate earnings trends. Through valuation analysis, the Large Cap Value Portfolio Adviser seeks undervalued sectors, industries and companies in the market. In conducting its assessment, TS&W uses tools and measures such as a dividend discount model, relative value screens, price/earnings ratios, price-to-book ratios and dividend yields. Fundamental analysis is performed on industries and companies to verify their potential attractiveness for investment. The Large Cap Value Portfolio Adviser invests in stocks of companies that it expects will benefit from economic trends and that are attractively valued relative to their fundamentals and other companies in the market.

         In managing the Large Cap Value Portfolio, TS&W will pursue the Fund's investment objective by selecting for investment, from the universe of all equity securities that meet TS&W's investment parameters, the approximately 20-25 equity securities with the highest dividend yield. On a quarterly basis (or more frequently as market conditions dictate), the Large Cap Value Portfolio Adviser will reapply its investment strategy and will make portfolio adjustments so that, as of such date, approximately 20-25 equity securities with the highest dividend yield in the TS&W composite portfolio are selected for investment by the Large Cap Value Portfolio.

         The Large Cap Value Portfolio Adviser typically sells securities when economic, valuation and fundamental criteria are no longer met or more attractive alternatives are found.

         REIT Portfolio Adviser. The REIT Portfolio Advisor will seek to invest in securities issued by REITs and other Real Estate Companies with attractive income and total return potential, favoring companies with high cash flow growth, moderate leverage, low variable rate debt, and secure dividends. Heitman's investment process combines real estate research and fundamental company analysis with security valuation analysis. Real estate research of property type sectors and geographic markets focuses on the supply and demand conditions and trends that drive property occupancy rates, rental rates and income. Fundamental company analysis includes assessments of company real estate assets; company operating, growth, and financial strategies; and company management; as well as analysis and financial modeling of company capital structure and earnings potential. Heitman's security valuation analysis incorporates the findings of Heitman's real estate research and fundamental company analysis to assess the relative value of securities. Key valuation metrics are price/cash flow multiple, net asset value, and dividend yield.

                            USE OF FINANCIAL LEVERAGE

         The Fund may use Financial Leverage through the issuance of Fund Preferred Shares or Borrowings in an aggregate amount of up to 33% of the Fund's total assets after such Financial Leverage.

         Approximately one to three months after completion of the Common Shares offering, the Fund intends currently to offer Fund Preferred Shares representing approximately 33% of the Fund's total assets immediately after their issuance. Such offering is subject to market conditions and the Fund's receipt of a top credit rating on Fund Preferred Shares from one or more NRSROs (most likely Moody's and/or S&P). The Fund presently anticipates that any Fund Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa") or S&P ("AAA").

         Fund Preferred Shares will have seniority over the Common Shares. The issuance of Fund Preferred Shares will leverage the Common Shares. Any Borrowings would also leverage, and have seniority over, the Common Shares. There is no assurance that the Fund will utilize Financial Leverage or that, if utilized, that the Fund's leveraging strategy will be successful.

         Because the aggregate principal amount of Borrowings or the aggregate liquidation preference of Fund Preferred Shares will have a senior claim on the assets of the Fund, changes in the value of the Fund's portfolio securities, including costs attributable to Fund Preferred Shares or Borrowings, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the Financial Leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using Financial Leverage, the fees paid to the Investment Manager for advisory services will be higher than if the Fund did not use Financial Leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the proceeds from the Financial Leverage. If the Fund issues Fund Preferred Shares, the Common Shareholders will bear the offering costs of the Fund Preferred Share issuance, which are currently expected to be slightly over __% of the total amount of the Fund Preferred Share issuance.

         Under the 1940 Act, the Fund may not issue Fund Preferred Shares unless, immediately after such issuance, it has an "asset coverage" of at least 200%. For these purposes, "asset coverage" means the ratio of (i) total assets less all liabilities and indebtedness not represented by "senior securities" to
(ii) the amount of "senior securities representing indebtedness" plus the "involuntary liquidation preference" of the Fund Preferred Shares. "Senior security" means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. "Senior security representing indebtedness" means any "senior security" other than equity shares. The "involuntary liquidation preference" of the Fund Preferred Shares is the amount that holders of Fund Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the Common Shares.

         In addition, the Fund is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Fund Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Fund Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Fund Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Fund Preferred Shares of at least 200%.

         If Fund Preferred Shares are outstanding, two of the Fund's Trustees will be elected by the holders of Fund Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Fund Preferred Shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on Fund Preferred Shares for two years, Fund Preferred Shares would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make other distributions could result in the Fund's ceasing to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which could have a material adverse effect on the value of the Common Shares.

         Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless immediately after the borrowing or commercial paper or note issuance the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

         The Fund may be subject to certain restrictions imposed either by guidelines of one or more NRSROs that may issue ratings for Fund Preferred Shares or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Large Cap Value Portfolio Adviser or the REIT Portfolio Adviser, as the case may be, from managing the Fund's assets in accordance with the Fund's investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs would impede its ability to meet its investment objective, or if the Fund is unable to obtain its desired rating on Fund Preferred Shares (expected to be AAA/Aaa), the Fund will not issue Fund Preferred Shares.

Effects of Financial Leverage

         Assuming (1) that the proceeds from Financial Leverage will represent in the aggregate approximately 33% of the Fund's total assets after such Financial Leverage, and (2) the Fund will pay dividends, interest or payments set by an interest rate transaction with respect to such Financial Leverage at an annual average rate of [____]%, then the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to the Financial Leverage) must exceed approximately [____]% to cover such dividends, interest or payments and other expenses specifically related to the Financial Leverage. Of course, these numbers are merely estimates, used for illustration. Actual dividend, interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

         The following table is furnished pursuant to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund's investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately 33% of the Fund's total assets after such issuance, and the Fund's currently projected dividend rate, borrowing interest rate or payment rate set by an interest rate transaction of ____%. See "Risks" and "Use of Financial Leverage." The table does not reflect any offering costs of Common Shares or Fund Preferred Shares.

Assumed Portfolio Total Return..............................................
Common Share Total Return...................................................

         Common Share total return is composed of two elements -- the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund's net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation.

         During the time in which the Fund is utilizing Financial Leverage, the amount of the fees paid to the Investment Manager for investment management services will be higher than if the Fund did not utilize Financial Leverage because the fees paid will be calculated based on the Fund's Managed Assets. Because the Financial Leverage costs will be born by the Fund at a specified rate, only the Fund's Common Shareholders will bear the cost of the Fund's fees and expenses.

         Unless and until the Fund utilizes Financial Leverage, the Common Shares will not be leveraged and this section will not apply.

                           INTEREST RATE TRANSACTIONS

         In connection with the Fund's anticipated use of Financial Leverage, the Fund may enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty's paying the Fund a variable rate payment that is intended to approximate all or a portion of the Fund's variable rate payment obligation on Fund's Financial Leverage. The payment obligation would be based on the notional amount of the swap, which will not exceed the amount of the Fund's Financial Leverage.

         The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive payment from the counterparty of the difference based on the notional amount. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage.

         The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund's receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid.

         The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of interest rate instruments could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the net amount receivable by the Fund under the interest rate swap or cap could decline and could thus result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings if the Fund must make net payments to the counterparty. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings if the Fund receives net payments from the counterparty. Buying interest rate caps could enhance the performance of the Common Shares by limiting the Fund's maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares if the premium paid by the Fund to the counterparty exceeds the additional cost of the Financial Leverage that the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of entering into swaps or caps other than as described in this Prospectus. The Fund would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Fund's Financial Leverage.

         Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the costs of the Financial Leverage. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares.

         Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that the Fund believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Fund will monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund's investments.

         In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

         The Fund may choose or be required to redeem some or all Fund Preferred Shares or prepay any Borrowings. Such a redemption or prepayment would likely result in the Fund's seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in a termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund. There may also be penalties associated with early termination.

         The Fund may also purchase and sell futures contracts and options on futures contracts to hedge interest rate risk. A futures contract is a two-party agreement to buy or sell a specified amount of a specified security, such as U.S. Treasury securities, for a specified price at a designated date, time and place. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. The Fund may sell futures contracts as an offset against the effect of expected increases in interest rates and may purchase futures contracts as an offset against the effect of expected declines in interest rates. The Fund will enter into futures contracts only if they are traded on domestic futures exchanges and are standardized as to maturity date and underlying financial instrument.

         The Fund will purchase or sell options on futures contracts only to hedge interest rate risks. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account. If the Fund sells ("writes") options on futures contracts, it will segregate cash or liquid securities in an amount necessary to cover its obligations under the option and will mark such amounts to market daily.

                                      RISKS

         The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program, and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your Common Shares at any point in time may be worth less than the amount you invested, even after taking into account the reinvestment of Fund dividends and other distributions.

Newly Organized

         The Fund is newly organized and has no operating history.

Investment Risk

         An investment in the Fund is subject to investment risk, including possible loss of the entire principal amount that you invest.

Common Share Market Risk

         Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and other distributions. The value of the Fund's portfolio securities will fluctuate, sometimes rapidly and unpredictably. The Fund intends to utilize Financial Leverage, which magnifies this market risk. Your investment in Common Shares will represent an indirect investment in equity securities, including REIT shares, and other securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The prices of the equity securities and other securities in which the Fund will invest, will fluctuate from day to day and may -- either in the near term or over the long run -- decline in value. The value of the Common Shares may be affected by a decline in financial markets in general.

         The Fund intends to utilize Financial Leverage, which magnifies stock market risks. See "--Financial Leverage Risk."

Equity Securities Risk

         Substantially all of the Fund's assets allocated to the Large Cap Value Portfolio and to the REIT Portfolio will be invested in common stocks and other common equity securities and preferred equity securities, and therefore a principal risk of investing in the Fund is equity risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stocks in which the Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of commons stocks have historically generated higher average returns than fixed income securities, commons stocks have also experienced significantly more volatility in those returns.

Income Risk

         The income Common Shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the Fund's floating rate preferred equity securities (and to a lesser extent dividend-paying common stocks), and therefore Common Shareholder's income from the Fund, could drop as well. The Fund's income may also be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing Financial Leverage.

Value Investing Risks

Substantially all of the Fund's assets allocated to the Large Cap Value Portfolio will be invested in dividend-paying common stocks that the Large Cap Value Adviser believes are undervalued or inexpensive relative to other investments. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments

Risks of Securities Linked to the Real Estate Market

         The Fund will invest in real estate indirectly through securities issued by Real Estate Companies, including REITs. Because of the Fund's policies of indirect investments in real estate and concentration in the securities of companies in the real estate industry, it is subject to risks associated with the direct ownership of real estate. These risks include:

         o     declines in the value of real estate

         o     general and local economic conditions

         o     unavailability of mortgage funds

         o     overbuilding

         o     extended vacancies of properties

         o     increased competition

         o     increases in property taxes and operating expenses

         o     changes in zoning laws

         o losses due to costs of cleaning up environmental problems and contamination

         o liability to third parties for damages resulting from environmental problems

         o     casualty or condemnation losses

         o     limitations on rents

         o changes in neighborhood values and the appeal of properties to tenants

         o changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy

         o     changes in interest rates

         As a result of these factors, the value of the Common Shares may change at different rates compared to the value of shares of a registered investment company with investments in a mix of different industries. The value of the Common Shares will also depend on the general condition of the economy. An economic downturn could have a material adverse effect on the real estate markets and on the Real Estate Companies in which the Fund invests, which in turn could result in the Fund not achieving its investment objective.

         Real property investments are subject to varying types and degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing.

         If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities, and its ability to pay dividends, will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants.

         The performance of the economy in each of the regions in which the real estate owned by the Real Estate Company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. Some market commentators believe that real estate values, especially residential real estate values, currently reflect a "bubble," which could result in shard downward adjustment.

         In addition, real estate investments are relatively illiquid and, therefore, the ability of Real Estate Companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A Real Estate Company may also have joint venture investments in certain of its properties, and consequently its ability to control decisions relating to such properties may be limited.

         As discussed below, real property investments are also subject to risks that are specific to the investment sector or type of property in which the Real Estate Companies are investing.

         Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing (for example, catalog or on-line shopping), bankruptcy, decline in drawing power, terrorist activities, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers), spending patterns and other trends in the retail industry. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property. Retail properties in general may suffer from declines in consumer spending, which may result from economic downturns or changes in consumer habits. Changes in market rental rates, competitive market forces, the inability to collect rent due to bankruptcy or insolvency of tenants or otherwise and changes in market rates of interest could also have an adverse affect on retail properties.

         Community Centers. Community center properties are dependent upon the successful operations and financial condition of its tenants, particularly certain of their major tenants, and could be adversely affected by the bankruptcy of those tenants. In some cases, a tenant may have a significant number of leases in one community center and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where its properties are located, as well as by adverse changes in national economic and market conditions.

         Office and Industrial Properties. Office and industrial properties generally require their owners to expend significant amounts for general capital improvements, tenant maintenance and improvements and costs of reletting space. Increases in real estate construction costs, insurance premiums and interest rates could adversely affect office and industrial properties. Industrial properties are also subject to tenant defaults and bankruptcies that could affect their collection of outstanding receivables. In addition, office and industrial properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office and industrial properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants or in the economy as a whole. The risks of such an adverse effect are increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

         Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism (which may be affected by terrorist activities), increases in fuel costs and other expenses of travel, changes to regulation of operating, liquor and other licenses, and adverse effects of general and local economic conditions. Because hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties. Also, hotels may be operated pursuant to franchise, management and lease agreements that may be terminable by the franchiser, the manager or the lessee. Hotel properties may be adversely affected if there is an economic decline in the business of the franchiser, the manager or the lessee. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property after a foreclosure of the property. Hotel properties may also be adversely affected by the bankruptcy or insolvency of their tenants.

         Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including: (1) federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; (2) continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); (3) competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis; (4) deterioration, including bankruptcy, of tenants;
(5) occupancy rates; and (6) the general distress of the healthcare industry.

         These governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and, consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

         Multifamily/Residential Properties. The value and successful operation of a multifamily and residential property may be affected by a number of factors, such as changes in the national, regional and local economic climate, the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, oversupply of units due to new construction or a reduction in the demand for multifamily living and tenant competition. In addition, multifamily and residential properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

         Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions in general and with respect to rental rates and occupancy levels.

         Other factors may contribute to the level of risk of real estate investments.

         Insurance Issues. Certain Real Estate Companies may have disclosed in connection with the issuance of their securities that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among Real Estate Companies. Moreover, there are certain types of extraordinary losses that may be uninsurable or not economically insurable. Substantial increases in certain insurance premiums since the terror attacks of September 11, 2001 may cause some Real Estate Companies to reduce their coverage. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. If a property sustains damage as a result of an earthquake, even if the Real Estate Company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. A massive earthquake or other event could threaten the financial viability of some insurance companies. It may be difficult or impossible to find commercial insurance against certain types of losses, such as those stemming from floods or mold damage. If any type of uninsured loss occurs, the Real Estate Company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would adversely impact the Fund's investment performance.

         Financial Leverage. Real Estate Companies, including REITs, may be highly leveraged, and financial covenants may affect the ability of those companies to operate effectively. Real Estate Companies are subject to risks normally associated with debt financing. If the principal payments of a Real Estate Company's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the Real Estate Company's cash flow may not be sufficient to repay all maturing debt outstanding.

         In addition, a Real Estate Company's obligation to comply with covenants contained in agreements with its lenders, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict the Real Estate Company's range of operating activity. A Real Estate Company may therefore be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions that may be beneficial to the operation of the Real Estate Company.

         Environmental Risks. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a Real Estate Company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as governmental fines and liabilities for injuries to persons and property and other costs. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such Real Estate Company, and, as a result, the amount available to make distributions on its shares could be reduced.

         Smaller Companies. Even the larger Real Estate Companies tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's share price than is the case for a larger company. Further, smaller company shares may perform differently in different cycles than larger company shares. Accordingly, Real Estate Company shares can be more volatile than -- and at times will perform differently from -- large company shares such as those found in the Dow Jones Industrial Average.

         Tax and Related Issues. REITs are subject to highly technical and complex provisions in the Internal Revenue Code. It is possible that the Fund may invest in a Real Estate Company that purports to be a REIT but fails to qualify as such under the Code. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. A REIT could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain its exemption from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a creditor or lessor and may incur substantial costs associated with protecting its investments. There is a risk that future changes in U.S. tax laws may affect the tax treatment of REITs and their stockholders.

         Terrorism. Terrorist attacks may adversely affect or even destroy completely the value of individual properties or wide areas. Economic disruption or recession stemming from such attacks can reduce the value of real property of all kinds. Such attacks can also disrupt business and tourism, either in a particular city or in the nation as a whole, which can adversely affect the value of properties in particular industries, e.g., hotels and retail establishments.

Credit Risk

         Credit risk is the risk that the counterparty to a derivative contract or other obligation becomes unwilling or unable to meet its obligation to make interest and principal payments. Even if a counterparty does not actually default, adverse changes in the issuer's financial condition may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the counterparty's obligations.

Risks of Investing in Below Investment Grade Quality Securities

         Below investment grade quality securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of such securities have been found to be less sensitive to interest rate changes than higher quality investments but more sensitive to adverse economic downturns or individual corporate developments. Yields on below investment grade securities will fluctuate. If an issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

         The secondary markets in which below investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular below investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of Common Shares. Valuation of securities that are illiquid or that trade infrequently often requires the exercise of greater judgment. Adverse publicity and investor perceptions may decrease the values and liquidity of below investment grade securities.

         It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for below investment grade securities.

Financial Leverage Risk

         Utilization of Financial Leverage is a speculative investment technique and involves certain risks to the holders of Common Shares. These include the possibility of higher volatility of the net asset value of the Common Shares and potentially more volatility in their market value. So long as the Fund is able to realize a higher net return on the portfolio securities that it purchases with the proceeds from any Financial Leverage than the then-current cost of any Financial Leverage together with other related expenses, the effect of the Financial Leverage will be to cause holders of Common Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any Financial Leverage, together with other related expenses, approaches the net return on the portfolio securities purchased with the proceeds of such Financial Leverage, the benefit of Financial Leverage to holders of Common Shares will be reduced, and if the then-current cost of any Financial Leverage were to exceed the net return on the portfolio securities purchased with the proceeds of such Financial Leverage, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. There can be no assurance that the Fund's leverage strategy will be successful.

         Because Fund Preferred Shares have priority, any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. The Fund intends currently to issue Fund Preferred Shares representing approximately 33% of the Fund's total assets immediately after the time of issuance. See "Use of Financial Leverage."

         Certain types of Borrowings may result in the Fund's being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Fund Preferred Shares, commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

         To the extent that the Fund is required or elects to redeem any Fund Preferred Shares or prepay any Borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders. In addition, such a redemption or prepayment would likely result in the Fund's seeking to terminate early all or a portion of any interest rate swap or cap. See "Interest Rate Transactions."

Interest Rate Transactions Risk

         The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund. See "Interest Rate Transactions."

Risks of Futures and Options on Futures

         The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below. The use of such contracts may be limited by NRSROs in connection with the Fund's obtaining an investment grade rating of its Fund Preferred Shares or Borrowings.

         o Successful use of hedging transactions depends upon the Fund's ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

         o There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

         o Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

         o There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

         o There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to it, it will not enter into such transaction.

Market Price Discount From Net Asset Value

         The Fund has been structured as a closed-end investment company because (unlike open-end mutual funds) (i) the securities of closed-end funds are not redeemable, which enables the Fund to invest substantially all of its assets in pursuit of the Fund's investment objective and (ii) closed-end funds have greater flexibility in the utilization of Financial Leverage. However (unlike open-end mutual funds), shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and the risk of loss may be greater for investors expecting to sell their shares relatively soon after completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of the sales load and the Fund's offering costs up to and including $0.[04] per Common Share. The net asset value of Common Shares will be further reduced by the underwriting fees and issuance costs of any Fund Preferred Shares, if and when offered. Whether an investor will realize gain or loss on the sale of Common Shares will depend not on the Fund's net asset value but on whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. The market price of the Common Shares will be determined by factors such as relative supply of and demand for the Common Shares in the market, general market and economic conditions, and other factors beyond the Fund's control. The Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.

Inflation Risk

         Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the cost of any variable rate Financial Leverage would likely increase, which would tend to further reduce returns to Common Shareholders.

Current Developments

         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, rating, credit risk, inflation and other factors relating to the Common Shares.

Foreign Security Risk

         The prices of foreign securities may be affected by factors not present in U.S. markets, including:

         o Currency exchange rates. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

         o Political and economic conditions. The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

         o Regulations. Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

         o Markets. The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Anti-Takeover Provisions

         The Fund's Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert it to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares. See "Anti-Takeover and Other Provisions in the Declaration of Trust."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Investment Manager and its delegates, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

Investment Manager

         Claymore Securities, Inc. serves as the Investment Manager of the Fund. Subject to the general supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Investment Management Agreement, the Investment Manager furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of the Fund's Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser, provides personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are its affiliates. As compensation for its services, the Fund pays the Investment Manager a fee, payable monthly, in a maximum annual amount equal to [___]% of the Fund's average daily total assets (including the assets attributable to the proceeds from any Financial Leverage) minus liabilities (other than liabilities related to any Financial Leverage) (the "Managed Assets"). The liquidation preference of the Fund Preferred Shares, if any, is not a liability. The Investment Manager is a Kansas corporation with principal offices located at 210 N. Hale Street, Wheaton, Illinois.

Large Cap Value Portfolio Adviser--Thompson, Siegel & Walmsley, Inc.

         The Investment Manager has retained Thompson, Siegel & Walmsley, Inc. ("TS&W" or the "Large Cap Value Portfolio Adviser") to act as the sub-investment adviser for the Fund's assets allocated for investment in the Large Cap Value Portfolio. TS&W, organized as an investment adviser since 1970 and located in Richmond, Virginia, provides investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals. The Investment Manager (and not the Fund) will pay a portion of the fees it receives to the Large Cap Value Portfolio Adviser in return for its services. As of October 31, 2003, TS&W managed $___ billion in total assets.

REIT Portfolio Adviser--Heitman Real Estate Securities LLC

         The Investment Manager has retained Heitman Real Estate Securities LLC ("Heitman" or the "REIT Portfolio Adviser") to act as the sub-investment adviser for the Fund's assets allocated for investment in the REIT Portfolio. Heitman, organized as an investment adviser since 1987 and located in Chicago, Illinois, provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals. The Investment Manager (and not the Fund) will pay a portion of the fees it receives to the REIT Portfolio Adviser in return for its services. Heitman managed approximately $[___] billion in assets as of October 31, 2003.

Management Agreement

         Pursuant to an investment management agreement between the Investment Manager and the Fund (the "Management Agreement"), the Fund has agreed to pay the Investment Manager a management fee payable on a monthly basis at the annual rate of ___% of the Fund's average daily total assets minus liabilities other than the aggregate indebtedness entered into for purposes of leverage ("Managed Assets") for the services and facilities it provides. The liquidation preference of the Preferred Shares is not a liability. The Fund also pays the Investment Manager a fee of ___% of the Fund's average daily Managed Assets for services provided under an Administration Agreement.

         In addition to the fees of the Investment Manager, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Investment Manager), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Preferred Shares, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

         Because the fees received by the Investment Manager are based on the Managed Assets of the Fund (including assets represented by the proceeds of any Financial Leverage), the Investment Manager has a financial incentive for the Fund to utilize Financial Leverage, which may create a conflict of interest between the Investment Manager and the holders of the Fund's Common Shares. Because holders of the Fund's Preferred Shares or its Borrowings receive a specified rate of return, the Fund's investment management fees and other expenses, including expenses incurred in the issuance of any Financial Leverage, are paid only by the Common Shareholders, and not by holders of Fund Preferred Shares or Borrowings. See "Use of Financial Leverage."

                                 NET ASSET VALUE

         The net asset value of the Common Shares is calculated by subtracting the Fund's total liabilities (including from Borrowings) and the liquidation preference of any outstanding Fund Preferred Shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing its net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, every day on which the New York Stock Exchange is open. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.

         The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value. The Fund's securities traded primarily in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of Common Shares have no ability to trade the Common Shares on the NYSE.

         The Fund values certain of its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Board of Trustees believes accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         If the Investment Manager believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees of the Fund believe accurately reflects fair value.

         Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                  DISTRIBUTIONS

Managed Distribution Policy

         In order to allow its holders of Common Shares to realize a predictable, but not assured, level of cash flow and some liquidity periodically on their investment without having to sell Common Shares, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) of paying quarterly distributions on its Common Shares of $[___] per Common Share ([___]% of the initial public offering price on an annualized basis) and an additional distribution on an annual basis of any realized income in excess of the quarterly distributions for that year. Quarterly dividends will be paid in March, June, September and December of each year, commencing in [March], 2004.

         The Fund's dividend policy requires exemptive relief from the Securities and Exchange Commission prior to its implementation. There is no assurances that the Fund would be able to obtain the necessary exemptive relief.

         The Fund expects that dividends paid on the Common Shares will consist of (i) qualified dividend income (income from domestic and certain foreign corporations), (ii) long-term capital gain (gain from the sale of a capital asset held longer than 12 months) and (iii) investment company taxable income, short-term capital gain and income from certain hedging and interest rate transactions. For individuals, the maximum federal income tax rate on qualified dividend income is 15%, on long-term capital gains is currently 15% and on other types of income is 35%. These tax rates are scheduled to apply through 2008. We cannot assure you, however, as to what percentage of the dividends paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, which are taxed at lower rates for individuals than ordinary income. If, for any calendar year, the Fund's total distributions exceed net investment income and net realized capital gain (any such excess, the "Excess"), the Excess distributed from the Fund's assets would generally be treated as a tax-free return of capital up to the amount of the Common Shareholder's basis in his or her Common Shares.

         Pursuant to the requirements of the 1940 Act, a notice would accompany each quarterly distribution with respect to the estimated source of the distribution made.

Level Rate Dividend Policy

         Until such time, if any, that the Fund obtains the necessary exemptive relief to implement the Managed Distribution Policy described above, the Fund intends to make regular quarterly cash distributions to Common Shareholders at a fixed rate per Common Share based on its projected performance, which rate may be adjusted from time to time ("Level Rate Dividend Policy"). The Fund's ability to maintain a Level Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends paid on Fund Preferred Shares, if any, and interest and required principal payments on Borrowings, if any.

         Initial distributions to Common Shareholders are expected to be declared and paid approximately 90 days, from the commencement of this offering, depending upon market conditions. Over time, all the net investment income of the Fund will be distributed. The net income of the Fund will consist of all dividend and interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund will be accrued each day. In addition, the Fund currently expects that a portion of the cash flow it receives from Real Estate Companies and initially described as "dividends" will later be characterized as a non-taxable return of capital to the Fund. In that event, amounts distributed to Fund Shareholders may have to be subsequently recharacterized as a return of capital for tax purposes. See "Tax Matters."

         To permit the Fund to maintain more stable monthly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Undistributed net investment income is included in the Common Shares' net asset value, and, correspondingly, distributions from net investment income will reduce the Common Shares' net asset value.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

         Under the Fund's Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan (the "Plan"), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by [__], which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by [__] as dividend disbursing agent.

         Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan agent will buy the Common Shares for such Plan in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts, except that the Plan agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan agent will buy the Common Shares for such Plan in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the dividend reinvestment Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan agent when it makes open-market purchases.

         Participants in the Plan have the option of making additional cash payments to the Plan agent, monthly, for investment in Common Shares as applicable. Such payments may be made in any amount from $250 to $10,000. The Plan agent will use all funds received from participants to purchase Common Shares of the Fund in the open market on or about the 15th of each month. The Plan agent will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that participants send voluntary cash payments to the Plan agent in a manner that ensures that the Plan agent will receive these payments approximately 10 days before the 15th of the month. A participant may without charge withdraw a voluntary cash payment by written notice, if the notice is received by the Plan agent at least 48 hours before such payment is to be invested.

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Common Shares in the account of each Plan participant will be held by the Plan agent in noncertificated form in the name of the participant.

         In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to [__].

                            DESCRIPTION OF THE SHARES

         The following is a brief description of the terms of the Common Shares. This description does not purport to be complete and is qualified by reference to the Fund's Agreement and Declaration of Trust and By-Laws (together, its "Governing Documents").

General

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of [ ], 2003. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay a pro rata amount of certain expenses of the Fund such as charges of distribution, expenses of the custodian or transfer agent, shareholder servicing or similar agent, as determined from time to time by the Fund's Board of Trustees by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. Though the Fund expects to pay dividends quarterly on the Common Shares, it is not obligated to do so. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional Common Shares. Any additional offerings of Common Shares will require approval by the Fund's Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which generally provides that Common Shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of Common Shares or with the consent of a majority of the Fund's outstanding voting securities.

         The Fund's Common Shares are expected to be approved for listing on the New York Stock Exchange, subject to notice of issuance, under the symbol [" ".]

         The Fund's net asset value per share will be reduced immediately following the offering of Common Shares by the amount of the sales load and offering expenses paid by the Fund. See "Use of Proceeds." Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell Common Shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise.

Voting Rights

         Until any Preferred Shares are issued, holder of the Fund's Common Shares will vote as a single class to elect the Fund's Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote of the Fund's shareholders. If Preferred Shares are issued, holders of Preferred Shares will have the right to elect two of the Fund's Trustees, and will have certain other voting rights. See "Anti- Takeover Provisions of the Fund's Governing Documents."

Book-Entry

         The Common Shares will initially be held in the name of [ ] as nominee for DTC. The Fund will treat [ ] as the holder of record of the Common Shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Common Shares will be deemed the beneficial owners of Common Shares purchased for purposes of dividends, voting and liquidation rights. Purchasers of Common Shares may obtain registered certificates by contacting the Transfer Agent.

Fund Preferred Shares

         The Governing Documents authorize the issuance of an unlimited number of Fund Preferred Shares, par value $0.01 per share, in one or more series, with rights as determined by the Board of Trustees. Such shares may be issued by action of the Board of Trustees without the approval of the Common Shareholders.

         The Fund's Board of Trustees anticipates authorizing an offering of Fund Preferred Shares (representing approximately 33% of the Fund's total assets immediately after the time the Fund Preferred Shares are issued) approximately one to three months after completion of the offering of Common Shares. Any such offering is subject to market conditions, a credit rating of AAA/Aaa from an NRSRO, and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Fund Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this Prospectus. Although the terms of the Fund Preferred Shares will be determined by the Board of Trustees (subject to applicable law and the Fund's Governing Documents) if and when it authorizes a Fund Preferred Shares offering, the Board expects that the Fund Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as 7 or 28 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Trustees has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Fund Preferred Shares will likely be as stated below.

         Limited Issuance of Fund Preferred Shares. The issuance of Fund Preferred Shares is subject to certain limitations under the 1940 Act, including a limit on the aggregate liquidation value and the Fund's ability to declare cash dividends or other distributions on Common Shares under certain circumstances. See "Use of Financial Leverage" and "Risks -- Leverage Risks."

         Distribution Preference. The Fund Preferred Shares have complete priority over the Common Shares as to distribution of assets.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

         Voting Rights. Fund Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus, the Statement of Additional Information or the Governing Documents and except as otherwise required by applicable law, holders of Fund Preferred Shares will vote together with Common Shareholders as a single class.

         Holders of Fund Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Trustees. The remaining Trustees will be elected by Common Shareholders and holders of Fund Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Fund Preferred Shares, the holders of all outstanding Fund Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Fund Preferred Shares will be required, in addition to the combined class vote of the holders of Fund Preferred Shares and Common Shares. See "Certain Provisions in the Governing Documents" and the Statement of Additional Information under "Fund Preferred Shares -- Voting Rights."

         Redemption, Repurchase and Sale of Fund Preferred Shares. The terms of the Fund Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or repurchase Fund Preferred Shares. Any redemption or repurchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to Common Shares. See "Use of Financial Leverage."

Borrowings

         The Fund is permitted, without prior approval of the Common Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Financial Leverage" and "Risks -- Leverage Risks."

         Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Fund Preferred Shares or Borrowings. If the Board of Trustees determines to authorize any of the foregoing, the terms may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Governing Documents.

                    ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           FUND'S GOVERNING DOCUMENTS

                  The Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.

                  The Governing Documents require a vote by holders of at least 75% of the shares the Fund's capital stock outstanding and entitled to vote, except as described below, to authorize (1) the Fund's conversion from a closed-end to an open-end investment company; (2) any merger or consolidation or share exchange of the Fund with or into any other company; (3) the dissolution or liquidation of the Fund; (4) any sale, lease, or exchange of all or substantially all of the Fund's assets to any Principal Shareholder (as defined below); (5) a change in the nature of the business of the Fund so that it would cease to be an investment company registered under the 1940 Act; (6) with certain exceptions, the issuance of any securities of the Fund to any Principal Shareholder for cash; or (7) any transfer by the Fund of any securities of the Fund to any Principal Shareholder in exchange for cash, securities or other property having an aggregate fair market value of $1,000,000 or more; provided, with respect to (1) through (5), if such action has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Trustees who are not "interested persons," of the Fund, as defined in the 1940 Act ("Independent Trustees"), then the affirmative vote of the holders of only a majority of the Fund's shares of capital stock outstanding and entitled to vote at the time is required; and provided, further, with respect to (6) and (7), if such transaction has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Independent Trustees, no Shareholder vote is required to authorize such action. The term "Principal Shareholder" means any person, entity or group that holds, directly or indirectly, more than 5% of the outstanding shares of the Fund, and includes any associates or affiliates of such person or entity or of any member of the group. None of the foregoing provisions may be amended except by the vote of at least 75% of the outstanding shares of capital stock of the Fund outstanding and entitled to vote thereon. The percentage vote required under these provisions is higher than that required by the 1940 Act. The Board believes that the provisions of the Governing Documents relating to such a higher vote are in the best interest of the Fund and its Shareholders. Even if agreed to by the Fund, certain of the transactions described above may be prohibited by the 1940 Act.

                  The Board is classified into three classes, each with a term of three years with only one class of Trustees standing for election in any year. Such classification may prevent replacement of a majority of the Trustees for up to a two-year period. Trustees may be removed from office only for cause and only by vote of at least 75% of the shares entitled to be voted for such Trustee in an election of Trustees.

                  Reference should be made to the Governing Documents on file with the Securities and Exchange Commission for the full text of these provisions. See the Statement of Additional Information under "Certain Provisions in the Governing Documents" for a discussion of the voting requirements applicable to certain other transactions.

                            CLOSED-END FUND STRUCTURE

         The Fund is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the mutual fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

         Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The Board of Trustees might also consider converting the Fund to an open-end fund, which would also require a super majority vote of the shareholders of the Fund.

                           REPURCHASE OF COMMON SHARES

         The Fund is a closed-end management investment company and as such its shareholders do not, and will not, have the right to require the Fund to repurchase their shares. The Fund, however, may repurchase its Common Shares from time to time as and when it deems such a repurchase advisable. The Fund's Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transaction. Pursuant to the 1940 Act, the Fund may repurchase its Common Shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such Common Shares) or pursuant to tenders and may also repurchase Common Shares privately if the Fund meets certain conditions regarding, among other things, distribution of net income for the preceding fiscal year, status of the seller, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase Common Shares and purchasing in a manner and on a basis that does not discriminate unfairly against the other shareholders through their interest in the Fund.

         When the Fund repurchases its Common Shares for a price below net asset value, the net asset value of the Common Shares that remain outstanding generally will be enhanced, but this does not necessarily mean that the market price of the outstanding Common Shares will be affected, either positively or negatively.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund), and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any issuer (other than U.S. government securities and the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses.

         As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of the Fund's
(i) investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute at least annually substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Taxation of Shareholders

         Distributions paid to you by the Fund from its net investment income or from an excess of net short-term capital gain over net long-term capital losses (together referred to hereinafter as "ordinary income dividends") are generally taxable to you as ordinary income to the extent of the Fund's earning and profits. Such distributions (if designated by the Fund) may, however, qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Fund's income consists of dividend income from U.S. corporations, and (ii) under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for taxable years after December 31, 2002 through December 31, 2008) ("2003 Tax Act"), as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions made to you from an excess of net long-term capital gain over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to you but retained by the Fund, are taxable to you as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time you have owned Fund shares. Under the 2003 Tax Act, the maximum tax rate on net long-term capital gain of individuals is reduced generally from 20% to 15% (5% for individuals in lower brackets) for such gain realized after May 6, 2003 and before January 1, 2009. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as a capital asset). Generally, not later than 60 days after the close of its taxable year, the Fund will provide you with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

         The sale or other disposition of shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. A loss realized on a sale or exchange of shares of the Fund will be disallowed if other substantially identical Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, under the 2003 Tax Act, short-term capital gain will currently be taxed at the maximum rate of 35% applicable to ordinary income while long-term capital gain generally will be taxed at a maximum rate of 15%.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional shares of the Fund. If the Fund pays you a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The Fund is required in certain circumstances to backup withhold on taxable dividends and certain other payments paid to non-corporate holders of the Fund's shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

         The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Fund and its shareholders can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, foreign, state, local income or other taxes.

                                  UNDERWRITING

         Subject to the terms and conditions of a purchase agreement dated [ ], 2003, each underwriter named below, for which _________________ is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.

                                                      Number of
                                                      Underwriter Common Shares
                                                      -------------------------


 Total..................................

         The purchase agreement provides that the obligations of the underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund, the Investment Manager, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute payments the underwriters may be required to make for any of those liabilities.

         The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $[ ] per share. The sales load the Fund will pay of $[ ]per share is equal to 4.5% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount in excess of $[ ] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. The following table shows the public offering price, sales load and proceeds before expenses to the Fund. The information assumes either no exercise or full exercise by the underwriters of their over-allotment option.

                                              Per Share       Without Option        With Option
                                              ---------       --------------        -----------
Public offering price........................
Sales load...................................
Proceeds, before expenses, to the Fund.......

         The expenses of the offering are estimated at $[ ] and are payable by the Fund. The Investment Manager has agreed to pay offering expenses of the Fund (other than sales load, but including the reimbursement of expenses described in the preceding sentence) that exceed $[0.04] per Common Share. The Investment Manager has also agreed to pay the organizational expenses of the Fund.

         The Fund has granted the underwriters an option to purchase up to [ ] additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any over-allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional Common Shares proportionate to that underwriter's initial amount reflected in the above table.

         Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing our Common Shares. However, the representatives may engage in transactions that stabilize the price of our Common Shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriters create a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this prospectus, the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize its price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

         Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transaction described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the underwriters make any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

         The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the purchase agreement and certain transactions related to the Fund's dividend reinvestment plan.

         The Fund anticipates that the underwriters may from time to time act as brokers or, after they have ceased to be underwriters, dealers in executing the Fund's portfolio transactions. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

         One or more of the underwriters of Common Shares may also act as an underwriter of the Preferred Shares.

         [The Investment Manager has also agreed to pay a fee from its own assets to _______________, payable quarterly at the annual rate of [ ]% of the Fund's Managed Assets during the continuance of the Management Agreement between the Investment Management and the Fund. ________________ has agreed to, among other things, provide certain after-market shareholder support services designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry. The maximum amount of this fee, plus the amount paid by the Fund as the $[ ] per Common Share partial reimbursement to the underwriters, will not exceed 4.5% of the aggregate initial offering price of the Common Shares offered hereby.

         The address of _______________is ________________________.


                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

                  The Custodian, Administrator, Transfer Agent, fund accountant and dividend-paying agent of the Fund is The Bank of New York. As Custodian, The Bank of New York performs custodial, fund accounting and portfolio accounting services, and as Administrator, The Bank of New York calculates the net asset value of the common shares and generally assists in all aspects of the administration and operation of the Fund.


                                 LEGAL OPINIONS

         Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Skadden, Arps, Slate, Meagher & Flom (Illinois), Chicago, Illinois, and its affiliated legal practice entities ("Skadden"), and for the Underwriters by__________________, New York. ______________________ may
rely as to certain matters of Delaware law on the opinion of Skadden. Skadden may also serves as counsel to the Investment Manager.


                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements and other information filed by the Fund with the SEC pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. The SEC maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the SEC.

         The Fund's Common Shares are expected to be listed on the NYSE, and reports, proxy statements and other information concerning the Fund and filed with the SEC by the Fund can be inspected at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York 10005.

         This prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Investment Manager and their delegatees and affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

                SPECIAL NOTE REGARDING FORWARD-LOOKING STATEMENTS

         Certain statements in this prospectus constitute forward-looking statements, which involve known and unknown risks, uncertainties and other factors that may cause the actual results, levels of activity, performance or achievements of the Fund to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. Such factors include, among others, those listed under "Risks" and elsewhere in this prospectus. As a result of the foregoing and other factors, no assurance can be given as to the future results, levels of activity or achievements, and neither the Fund nor any other person assumes responsibility for the accuracy and completeness of such statements.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

THE FUND..................................................................
INVESTMENT OBJECTIVE AND POLICIES.........................................
INVESTMENT RESTRICTIONS...................................................
MANAGEMENT OF THE FUND....................................................
PORTFOLIO TRANSACTIONS....................................................
PORTFOLIO TURNOVER........................................................
TAXATION..................................................................
GENERAL INFORMATION.......................................................
APPENDIX A RATINGS OF DEBT SECURITIES.....................................A-A-1
APPENDIX B PERFORMANCE RELATED AND COMPARATIVE
     INFORMATION..........................................................B-B-1
REPORT OF INDEPENDENT AUDITORS............................................FSFS-1
FINANCIAL STATEMENTS FOR FUND.............................................S-2

                                  [To Come]
===============================================================================


                            _________________ SHARES



                  TS&W / HEITMAN / CLAYMORE EQUITY INCOME FUND



                                 COMMON SHARES



                               [__________ LOGO]



                             ____________________
                                  PROSPECTUS
                             _______________, 2003

                             ____________________



                              [Lead Underwriter]



===============================================================================

         Until _________, 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

[FLAG]
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                 Subject to Completion dated October 23, 2003

                   TS&W/Heitman/Claymore Equity Income Fund
                            _________ Common Shares
                              $[20.00] Per share
                          __________________________
                      STATEMENT OF ADDITIONAL INFORMATION

         TS&W/Heitman/Claymore Equity Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's investment objective is to seek a high level of total return, through a combination of current income and capital appreciation, with an emphasis on income. Under normal market conditions, the Fund will invest:

         o At least 50%, but no more than 70%, of its total assets in a portfolio (the "Large Cap Value Portfolio") of dividend-paying common stocks of large capitalization companies that are believed to be selling in the market at a price lower than their long-term fair market value. Thompson, Siegel & Walmsley, Inc. ("TS&W") will act as the sub-investment adviser for the Large Cap Value Portfolio (the "Large Cap Value Portfolio Adviser").

         o At least 30%, but no more than 50%, of its total assets in a portfolio (the "REIT Portfolio") of income-producing common equity securities and preferred equity securities (including securities convertible into such equity securities) issued by real estate investment trusts ("REITs"). Heitman Real Estate Securities LLC ("Heitman") will act as the sub-investment adviser for the REIT Portfolio (the "REIT Portfolio Adviser").

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated December [ ], 2003 (the "Prospectus"). Investors should obtain and read the Prospectus prior to purchasing common shares. A copy of the Prospectus may be obtained without charge, by calling the Fund at [ ]. This SAI incorporates by reference the entire Prospectus.

The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Securities and Exchange Commission (the "SEC") upon payment of the fee prescribed, or inspected at the SEC's office or via its website (www.sec.gov) at no charge.

This Statement of Additional Information is dated December [ ], 2003.

                                TABLE OF CONTENTS

                                                                          Page

THE FUND.................................................................
INVESTMENT OBJECTIVE AND POLICIES........................................
INVESTMENT RESTRICTIONS..................................................
MANAGEMENT OF THE FUND...................................................
PORTFOLIO TRANSACTIONS...................................................
PORTFOLIO TURNOVER.......................................................
TAXATION.................................................................
GENERAL INFORMATION......................................................
APPENDIX A RATINGS OF DEBT SECURITIES....................................A-A-1
APPENDIX B PERFORMANCE RELATED AND COMPARATIVE
     INFORMATION.........................................................B-B-1
REPORT OF INDEPENDENT AUDITORS...........................................FSFS-1
FINANCIAL STATEMENTS FOR FUND............................................FS-2

                                    THE FUND

The Fund is a newly organized, diversified, closed-end management investment company organized under the laws of the State of Delaware. The Fund's common shares of beneficial interest, par value $0.01 (the "Common Shares"), are expected to be listed on the New York Stock Exchange under the trading or "ticker" symbol "[__]."

                        INVESTMENT OBJECTIVE AND POLICIES

Additional Investment Policies

The following information supplements the discussion of the Fund's investment objective, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

Real Estate Companies.

The Fund will not directly invest in real estate but rather in securities issued by Real Estate Companies. As used in this SAI, "Real Estate Companies" means companies that generally derive at least 50% of their revenue form the ownership, construction, financing, management and/or sale of commercial, industrial and/or residential real estate (or have at least 50% of their assets invested in such real estate). REITs are considered to be Real Estate Companies. Because under normal market conditions at least 30% of the Fund's total assets will be invested in a portfolio of income-producing common equity securities and preferred equity securities (including securities convertible into equity securities) issued by REITs, the Fund is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy, and changes in interest rates.

Securities of Real Estate Companies include securities of REITs, commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

The types of REITs described above are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code, and failing to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

Derivative Instruments.

As disclosed in the Prospectus, in connection with the Fund's anticipated use of financial leverage, the Fund may seek to hedge the interest rate risks associated with the financial leverage through interest rate swaps, caps or other derivative transactions. The Fund will not enter into short sales or invest in derivatives, except for interest rate hedging purposes as described in this Prospectus in connection with interest rate swap and interest rate cap transactions, futures and options on futures in connection with the Fund's anticipated use of financial leverage. The Fund will not enter into derivatives transactions to hedge foreign currencies

Options. The Fund may purchase or sell, i.e., write, options on securities, securities indices and foreign currencies that are listed on a national securities exchange or in the OTC market, as a means of hedging the interest rate risk of the Fund's portfolio. The Fund my purchase call or put options as long as the aggregate initial margins and premiums, measured at the time of such investment, do not exceed 10% of the fair market value of the Fund's total assets.

A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period.

A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

A call option is "covered" if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other instruments held in its portfolio. A call option is also covered if the Fund holds a call on the same instrument as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade short- term obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. Gains and losses on investments in options depend, in part, on the ability of the Fund to predict correctly the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or in a private transaction. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

Options on Securities Indices. The Fund may purchase and sell securities index options. One effect of such transactions may be to hedge all or part of the Fund's securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The Fund's successful use of options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Fund.

Futures Contracts and Options on Futures. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or other liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as the "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged, losses from investing in futures transactions that are potentially unlimited and the segregation requirements described below.

In the event the Fund sells a put option or enters into long futures contracts, under current interpretations of the 1940 Act, an amount of cash, U.S. government securities or other liquid securities equal to the market value of the contract must be deposited and maintained in a segregated account with the custodian of the Fund to collateralize the positions, in order for the Fund to avoid being treated as having issued a senior security in the amount of its obligations. For short positions in futures contracts and sales of call options, the Fund may establish a segregated account (not with a futures commission merchant or broker) with cash, U.S. government securities or other high grade debt securities that, when added to amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the instruments or currency underlying the futures contracts or call options, respectively (but are no less than the stock price of the call option or the market price at which the short positions were established).

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates and consequent reduction in the value of portfolio securities.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

Swaps, Caps, Floors And Collars. Among the interest rate transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The payment obligation would be based on the notional amount of the instrument, which will not exceed the amount of the Fund's financial leverage. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty to the instrument, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent equity rating from any other nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Fund. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. A large number of banks and investment banking firms act both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Warrants and Rights. The Fund may invest without limit in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Large Cap Value Portfolio Adviser or the REIT Portfolio Adviser for inclusion in the Fund's portfolio.

Additional Risks Relating to Derivative Instruments

Neither the Investment Manager, the Large Cap Value Portfolio Adviser nor the REIT Portfolio Adviser is registered as a Commodity Pool Operator. The Investment Manager, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in the Prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

Counterparty Risk Considerations Relating to Derivative Instruments. The Fund is exposed to credit risk because it may make use of over-the-counter derivatives (such as swap contracts). Over-the-counter derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under over-the-counter derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Fund intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

Successful use of futures contracts and options thereon and forward contracts by the Fund is subject to the ability of the Fund to predict correctly movements in the direction of interest rates. If the Large Cap Value Portfolio Adviser's or the REIT Portfolio Adviser's expectations, as applicable, are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts. Options, futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume.

Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 20% of the value of the Fund's total assets.

A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. The board of trustees of the Fund (the "Board of Trustees" or the "Board") will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

                             INVESTMENT RESTRICTIONS

The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund's voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. The Fund may not:

1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3. Invest in any security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise permitted by applicable law.

4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by applicable law.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans,
(b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

7. Invest in a manner inconsistent with its classification as a "diversified company" as provided by the 1940 Act, the rules and regulations promulgated by the SEC under the 1940 Act or an exemption or other relief applicable to the Fund from provisions of the 1940 Act.

                             MANAGEMENT OF THE FUND

                              TRUSTEES AND OFFICERS

Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Investment Manager, who has delegated responsibility for services regarding the Fund's assets allocated to the Large Cap Value Portfolio to the Large Cap Value Portfolio Adviser and who has delegated responsibility for services regarding the Fund's assets allocated to the REIT Portfolio to the REIT Portfolio Adviser, the Fund's custodian and the Fund's transfer agent. The day-to-day operations of the Fund are delegated to the Investment Manager, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser.

[ ] is the sole initial trustee of the Fund. Following is a list of [ ] present positions, principal occupations during the past five years and [ ] positions with certain other organizations and companies.

Trustees

 Name (and Age), Position         Term of Office                 Principal
     with the Fund and             and Length of             Occupation During
   Business Address (1)             Time Served               Past Five Years




------------------------------------------------------------------------------
(1) Address: [ ]

 * As of [ ], trustees do not own equity securities of the Fund because the Fund is a newly organized closed-end investment company.

The trustees serving on the Fund's Nominating Committee are [ ]. The Nominating Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

[ ], and [ ], who are not "interested persons" of the Fund as defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Fund's independent accountants.

Remuneration Of Trustees And Officers

         The Fund pays each trustee who is not affiliated with the Investment Adviser or the Investment Manager or their affiliates a fee of [ ] per year plus $[ ] per Board meeting attended and $[ ] per committee meeting attended, together with each trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         The following table shows certain compensation information for the trustees and officers of the Fund for the fiscal year ended [ ], 2003. Other officers who are employed by the Investment Adviser or the Investment Manager receive no compensation or expense reimbursement from the Fund.

                              COMPENSATION TABLE

 Name of Person and          Estimated Compensation
      Position                    from the Fund            To Trustees/Officers*




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*    Represents the total compensation paid to such persons during the calendar year ended [ ], 2003 by investment companies (including the Fund) or portfolios thereof from which such person receives compensation that are considered part of the same fund complex as the Fund because they have common or affiliated investment advisers. The total does not include $ of, among other things, out of pocket trustee expenses. The number in parenthesis represents the number of such investment companies.


Indemnification of Officers and Trustees; Limitations on Liability

The governing documents of the Fund provide that the Fund will indemnify its trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund, to the fullest extent permitted by law. However, nothing in the governing documents of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

Investment Management Agreement

Claymore Securities, Inc. acts as the Fund's investment manager (the "Investment Manager") pursuant to a management agreement with the Fund (the "Management Agreement"). The Investment Manager, subject to the supervision of the Board of Trustees, is responsible for managing, either directly or through others selected by the Investment Manager, the investments of the Fund. The Investment Manager also furnishes to the Board of Trustees periodic reports on the investment performance of the Fund.

Under the terms of the Management Agreement, subject to such policies as the Trustees may determine, the Investment Manager, at its expense, furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject always to the Fund's investment objectives, policies and restrictions: provided that, so long as the REIT Portfolio Adviser and the Large Cap Value Portfolio Adviser (as such terms are defined below, collectively, the "Sub-Advisers") serve as the sub-advisers for the Fund, the Investment Manager's obligation under the Management Agreement with respect to the Fund is, subject always to the control of the Trustees, to oversee the Sub-Advisers in their day-to-day portfolio management of the Fund and to make periodic determinations as to how the Fund's assets should be allocated for investment among the Sub-Advisers.

Subject to the control of the Trustees, the Investment Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services (excluding shareholder accounting services and the accounting service for the Fund) and pays all salaries, fees and expenses (if any) of officers and Trustees of the Fund who are "interested persons" (as defined in the 1940 Act) of the Fund. The Adviser, at its own expense, has retained Bank of New York to provide some of these services. See "Administrator" below. All expenses of computing the net asset value of the Fund, including any equipment or services obtained solely for the purpose of pricing shares or valuing its investment portfolio, will be an expense of the Fund under its Management Agreement unless the Investment Manager voluntarily assumes responsibility for such expense.

The Management Agreement combines investment advisory and administrative responsibilities in one agreement. For services rendered by the Investment Manager on behalf of the Fund under the Management Agreement, the Fund pays the Investment Manager a fee computed daily and paid monthly at the annual rate of [ ]% of the average weekly managed assets of the Fund. The Investment Manager (and not the Fund) will pay for the services rendered by the Large Cap Value Portfolio Adviser in an amount equal to [ ]% of the average weekly managed assets of the Large Cap Value Portfolio and will pay for the services rendered by the REIT Portfolio Adviser in an amount equal to [ ]% of the average weekly managed assets of the REIT Portfolio.

The Management Agreement was initially approved by the sole shareholder of the Fund on [ ], 2003. Pursuant to its terms, the Management Agreement continues until [ ], 2005 and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Management Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Investment Manager is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Management Agreement, the Fund has agreed that the name "Claymore" is the Investment Manager's property, and that in the event the Investment Manager ceases to act as the investment manager of the Fund, the Fund will change its name to one not including "Claymore".

The Large Cap Portfolio Sub-Advisory Agreement with the Large Cap
Value Portfolio Adviser

The Large Cap Value Portfolio Adviser acts as the Fund's sub-investment adviser for the Fund's assets allocated for investment in the Large Cap Value Portfolio pursuant to a sub-adviser agreement (the "Large Cap Portfolio Sub-Advisory Agreement") with the Investment Manager. Under the terms of the Large Cap Portfolio Sub-Advisory Agreement, subject always to the control of the Trustees and the supervision of the Investment Manager, the Large Cap Value Portfolio Adviser's obligation is to furnish continuously an investment program for the Large Cap Value Portfolio of the Fund, to make investment decisions with respect to the Large Cap Value Portfolio on behalf of the Fund and to place all orders for the purchase and sale of portfolio securities and all other investments in the Large Cap Value Portfolio for the Fund.

Pursuant to its terms, the Large Cap Portfolio Sub-Advisory Agreement continues until [ ], 2005 and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Large Cap Portfolio Sub-Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Large Cap Portfolio Sub-Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

The Large Cap Portfolio Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Large Cap Portfolio Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Large Cap Portfolio Sub-Advisory Agreement, the Fund has agreed that the name "TS&W" is the Large Cap Portfolio Adviser's property, and that in the event the Large Cap Portfolio Adviser ceases to act as the Large Cap Portfolio Adviser of the Fund, the Fund will change its name to one not including "TS&W".

The REIT Portfolio Advisory Agreement with the REIT Portfolio Adviser

The REIT Portfolio Adviser acts as the Fund's sub-investment adviser for the Fund's assets allocated for investment in the REIT Portfolio pursuant to a sub-adviser agreement (the "REIT Portfolio Sub-Advisory Agreement") with the Investment Manager. Under the terms of the REIT Portfolio Sub-Advisory Agreement, subject always to the control of the Trustees and the supervision of the Investment Manager, the REIT Portfolio Adviser's obligation is to furnish continuously an investment program for the Large Cap Value Portfolio of the Fund, to make investment decisions with respect to the REIT Portfolio on behalf of the Fund and to place all orders for the purchase and sale of portfolio securities and all other investments in the REIT Portfolio for the Fund. REIT Portfolio Adviser manages the Fund's assets specifically allocated to the REIT Portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and manages its other business and affairs, all subject to the supervision and direction of the Fund's Board of Trustees and the Investment Manager.

Pursuant to its terms, the REIT Portfolio Sub-Advisory Agreement continues until [ ], 2005 and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the REIT Portfolio Sub-Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The REIT Sub-Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

The REIT Portfolio Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the REIT Portfolio Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the REIT Portfolio Sub-Advisory Agreement, the Fund has agreed that the name "Heitman" is the REIT Portfolio Adviser's property, and that in the event the REIT Portfolio Adviser ceases to act as the REIT Portfolio Adviser of the Fund, the Fund will change its name to one not including "Heitman."

Approval of Management Agreement and the Sub-Advisory Agreements

         In approving the Management Agreement and the Sub-Advisory Agreements, the Fund's Board of Trustees, including the non-interested Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, TS&W and Heitman, the performance, fees and expenses of the Fund compared to other similar investment companies, the Investment Adviser's, TS&W's and Heitman's expenses in providing the services and the profitability of the Investment Manager, TS&W and Heitman and their affiliated companies. The Board of Trustees also reviewed the benefit to the Investment Manager and/or each Investment Sub-Adviser of receiving third party research paid for by Fund assets and the proprietary of such an arrangement and evaluated other benefits the Investment Manager, TS&W and Heitman derive from its relationship with the Fund. The Board of Trustees considered the propriety of the proposed and alternative advisory fee schedules. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees reviewed reports from third parties about the foregoing factors. The Board of Trustees discussed the financial strength of the Investment Manager, TS&W and Heitman and their affiliated companies and the capability of the personnel of the respective entities. The Board of Trustees reviewed the statutory and regulatory requirements for approval of advisory agreements. The Board of Trustees, including the non-interested Trustees, evaluated all of the foregoing and determined, in the exercise of its business judgment, that approval of the Advisory Agreement and each Sub-Advisory Agreement were in the best interests of the Fund and its shareholders.

                             PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Trustees of the Fund, the Large Cap Value Portfolio Adviser, with respect to the assets allocated to the Large Cap Value Portfolio, and the REIT Portfolio Adviser, with respect to the assets allocated to the REIT Portfolio, are responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser seek to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser generally seek reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Large Cap Value Portfolio Adviser, the REIT Portfolio Adviser or their affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser under the Large Cap Portfolio Sub-Advisory Agreement and the REIT Portfolio Sub-Advisory Agreement, respectively, and the expenses of the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser and their affiliates in providing services to clients other than the Fund, and not all such information is used by the Large Cap Value Portfolio Adviser or the REIT Portfolio Adviser in connection with the Fund. Conversely, such information provided to the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser and their affiliates by brokers and dealers through whom other clients of the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser and their affiliates effect securities transactions may be useful to the Large Cap Value Portfolio Adviser or the REIT Portfolio Adviser in providing services to the Fund.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser and their affiliates, investments of the kind made by the Fund may also be made by those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Large Cap Value Portfolio Adviser and REIT Portfolio Adviser and their affiliates to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.

                               PORTFOLIO TURNOVER

Portfolio turnover rate is calculated by dividing the lesser of an investment company's annual sales or purchases of portfolio securities by the monthly average value of securities in its portfolio during the year, excluding portfolio securities the maturities of which at the time of acquisition were one year or less. A high rate of portfolio turnover involves correspondingly greater brokerage commission expense than a lower rate, which expense must be borne by the Fund and indirectly by its shareholders. A higher rate of portfolio turnover may also result in taxable gains being passed to shareholders sooner than would otherwise be the case. The Fund anticipates that its annual portfolio turnover rate will be less than 100%.

                                    TAXATION

The following discussion is a brief summary of certain United States federal income tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Fund and its shareholders (including shareholders owning a large position in the Fund), and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with any specific questions relating to federal, state, local and foreign taxes. The discussion reflects applicable tax laws of the United States as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively.

Taxation of the Fund

The Fund intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Code (a "RIC"). Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any issuer (other than U.S. government securities and the securities of other RICs) or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses.

As a RIC, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of the Fund's (i) investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute at least annually substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

If the Fund were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a RIC in any year, it would be taxed in the same manner as an ordinary corporation and distributions to the Fund's shareholders would not be deductible by the Fund in computing its taxable income. To qualify again to be taxed as a RIC in a subsequent year, the Fund would be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than one taxable year, then the Fund would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

Gain or loss on the sales of securities by the Fund will be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

Foreign currency gain or loss on non-U.S. dollar denominated securities and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts (as defined below) generally will be treated as ordinary income and loss.

Investments by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to federal income tax (including interest charges) on certain distributions or dispositions with respect to those investments which cannot be eliminated by making distributions to shareholders. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash. Dividends paid by PFICs will not qualify for the reduced tax rates discussed below under "Taxation of Shareholders."

The Fund may invest in debt obligations purchased at a discount with the result that the Fund may be required to accrue income for federal income tax purposes before amounts due under the obligations are paid. The Fund may also invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities ("high yield securities"). A portion of the interest payments on such high yield securities may be treated as dividends for certain federal income tax purposes.

As a result of investing in stock of PFICs or securities purchased at a discount or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to include in current income it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make distributions to its shareholders.

If the Fund does not meet the asset coverage requirements of the 1940 Act and the Statements of Preferences, the Fund will be required to suspend distributions to the holders of the Common Shares until the asset coverage is restored. Such a suspension of distributions might prevent the Fund from distributing 90% of its investment company taxable income as is required in order to avoid Fund-level federal income taxation on all of its income, or might prevent the Fund from distributing enough income and capital gain net income to avoid completely imposition of the excise tax.

Tax Consequences of Certain Investments

Certain Real Estate Companies.

Income that the Fund derives from a Real Estate Company classified for federal tax purposes as a partnership or trust (and not as a corporation or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the RIC in the same manner as realized by the RE Partnership. The IRS also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees' thereof but nevertheless indicate the Service's view of federal tax matters) holding that a RIC that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the Diversification Requirement. Accordingly, the Fund may have to restrict its investment in RE Partnerships to maintain its qualification as RIC.

REMICs.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but that may apply retroactively, the portion of a REIT's income that is attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders (which may include the Fund) in proportion to the dividends they receive. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to its stockholders in proportion to the dividends they receive, with the same consequences as if the stockholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to stockholders
(1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (2) will constitute unrelated business taxable income to certain tax-exempt entities (including qualified pension plans, individual retirement accounts, 401(k) plans and Keogh plans), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, if at any time during any taxable year a "disqualified organization" (defined in the Code to include governmental units, tax-exempt entities and certain cooperatives) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.

Hedging Transactions

Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gain or loss ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gain or loss is treated as though it was realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gain (or loss) realized by the Fund. In addition, loss realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such loss is realized. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gain or loss from the affected straddle positions may be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gain or loss from the affected straddle positions.

Because application of the straddle rules may affect the character and timing of the Fund's gains, losses and deductions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Foreign Taxes

Since the Fund may invest in foreign securities, its income from such securities may be subject to non-U.S. taxes. The Fund intends to invested less than 50% of its total assets in foreign securities. As long as the Fund continues to invest less than 50% of its assets in foreign securities it will not be eligible to elect to "pass-through" to shareholders of the Fund the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid with respect to qualifying taxes.

Taxation of Shareholders

The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (i) will be required to include in income for tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

Distributions paid by the Fund from its net investment company taxable income, which includes net short-term capital gain, generally are taxable as ordinary income to the extent of the Fund's earnings and profits. Such distributions (if designated by the Fund) may, however, qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction available to corporations, but only to the extent that the Fund's income consists of dividends received from U.S. corporations and (ii) under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for taxable years after December 31, 2002 through December 31, 2008) ("2003 Tax Act"), as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gain designated as capital gain dividends, if any, are taxable to shareholders at rates applicable to long-term capital gain, whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares. Capital gain dividends are not eligible for the dividends received deduction. Under the 2003 Tax Act, the maximum tax rate on net long-term capital gain of individuals is reduced generally from 20% to 15% (5% for individuals in lower brackets) for such gain realized after May 6, 2003 and before January 1, 2009. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such holder (assuming the shares are held as a capital asset). For non-corporate taxpayers, under the 2003 Tax Act, investment company taxable income (other than qualified dividend income) will currently be taxed at a maximum rate of 35%, while net capital gain generally will be taxed at a maximum rate of 15%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum rate of 35%.

Shareholders may be entitled to offset their capital gain dividends with capital loss. There are a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, shareholders with capital loss are urged to consult their tax advisers.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them even though it represents in part a return of invested capital.

Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such shares.

Ordinary income dividends and capital gain dividends also may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local or foreign tax consequences to them of investing in the Fund.

Ordinary income dividends (but not capital gain dividends) paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

Backup Withholding

The Fund may be required to withhold federal income tax on all taxable distributions and redemption proceeds payable to non-corporate shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be refunded or credited against such shareholder's federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action, either prospectively or retroactively. Persons considering an investment in Common Shares should consult their own tax advisers regarding the purchase, ownership and disposition of Common Shares.

                               GENERAL INFORMATION

Book-Entry-Only Issuance

The Depository Trust Company ("DTC") will act as securities depository for the Common Shares offered pursuant to the Prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to this Prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Independent Accountants

[__], serves as auditor of the Fund and will annually render an opinion on the financial statements of the Fund.

                                 CODE OF ETHICS

The Fund, the Investment Manager, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser each have adopted a code of ethics. The code of ethics sets forth restrictions on the trading activities of trustees/directors, officers and employees of the Fund, the Investment Manager, the Large Cap Value Portfolio Adviser, the REIT Portfolio Adviser and their affiliates, as applicable. For example, such persons may not purchase any security for which the Fund has a purchase or sale order pending, or for which such trade is under consideration. In addition, those trustees/directors, officers and employees that are principally involved in investment decisions for client accounts are prohibited from purchasing or selling for their own account for a period of seven days a security that has been traded for a client's account, unless such trade is executed on more favorable terms for the client's account and it is determined that such trade will not adversely affect the client's account. Short-term trading by such trustee/directors, officers and employees for their own accounts in securities held by a Fund client's account is also restricted. The above examples are subject to certain exceptions and they do not represent all of the trading restrictions and policies set forth by the codes of ethics. The codes of ethics of the Fund, the Investment Manager, the Large Cap Value Portfolio Adviser and the REIT Portfolio Adviser are on file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., that information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[Proxy voting procedures - to be added by amendment].

                                                                    Appendix A

                           RATINGS OF DEBT SECURITIES

STANDARD & POOR'S CORPORATION
-----------------------------

         A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

LONG-TERM DEBT

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATING

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

r The letter "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities who's principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


--------
*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.


COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

         A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM DEBT

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

Aaa Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuer.

Aa Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba, B, Caa, Ca, and C
         Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

SHORT-TERM LOANS

MIG 1/VMIG 1               This designation denotes best quality. There
                           is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2               This designation denotes high quality. Margins of
                           protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3               This designation denotes favorable quality. All
                           security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG                        4/VMIG 4 This designation denotes adequate quality.
                           Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


COMMERCIAL PAPER

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

--Leading market positions in well-established industries. --High rates of return on funds employed.
--Conservative capitalization structures with moderate reliance on debt and ample asset protection. --Broad margins in earnings coverage of fixed financial charges and high internal cash generation. --Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


FITCH IBCA, INC.
----------------

         A brief description of the applicable Fitch IBCA, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

LONG-TERM CREDIT RATINGS INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exception ally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD and D
         Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a and reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM CREDIT RATINGS

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D        Default. Denotes actual or imminent payment default.

Notes:

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1."

         'NR' indicates that Fitch does not rate the issuer or issue in question.

         'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating alert: Ratings are placed on Rating alert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating alert is typically resolved over a relatively short period.

                                                                    Appendix B

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

                             [TO COME BY AMENDMENT]

                         REPORT OF INDEPENDENT AUDITORS

                             [TO COME BY AMENDMENT]

                          FINANCIAL STATEMENTS FOR FUND

                             [TO COME BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements And Exhibits

(1)  Financial Statements

         Part A

         Report of Independent Accountants(1)

         Part B

         Statement of Assets and Liabilities(1)

(2) Exhibits

       (a)   Agreement and Declaration of Trust of Registrant(1)
       (b)   By-Laws of Registrant(1)
       (c)   Not applicable
       (d)   Form of Specimen Share Certificate(1)
       (e) Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan of Registrant(1)
       (f)   Not applicable
       (g) (i) Form of Investment Management Agreement between Registrant and Claymore Securities, Inc.(1)
             (ii) Form of Large Cap Portfolio Sub-Advisory Agreement between Claymore Securities, Inc. and Thompson, Siegel & Walmsley, Inc.(1)
             (iii) Form of REIT Portfolio Sub-Advisory Agreement between Claymore Securities, Inc. and Heitman Real Estate Securities LLC(1)
       (h)   Form of Underwriting Agreement(1)
       (i)   Not applicable
       (j)   Form of Custodian Contract(1)
       (k)   Form of Registrar, Transfer Agency and Service Agreement(1)
       (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom (Illinois) with respect to legality(1) (m) Not applicable
       (n)   (i)  Consent of [ ](1)
             (ii) Powers of Attorney(1)
       (o)   Not applicable
       (p)   Form of Initial Subscription Agreement(1)
       (q)   Not applicable
       (r)   Codes of Ethics of the Fund, the Investment Manager, the Large
             Cap Value Portfolio Adviser and the REIT Portfolio Adviser(1)

___________________

(1) To be filed by Amendment.

Item 25.          Marketing Arrangements

Reference is made to Exhibit 2(h) to this Registration Statement to be filed by amendment.

Item 26.          Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee..............................................................
SEC Registration fees.........................................................
Printing/engraving expenses...................................................
Accounting fees...............................................................
Legal fees....................................................................
NASD fee......................................................................
Miscellaneous.................................................................
         Total................................................................

Item 27.          Persons Controlled by or Under Common Control with Registrant

         [To be filed by amendment ]

Item 28.

                                                  Number of Record Shareholders
Title of Class                                       as of October 17, 2003
--------------                                       ----------------------
Common shares of beneficial                                    0
interest, par value $0.01 per share


Item 29.          Indemnification

         [To be filed by amendment]

Item 30. Business and Other Connections of the Investment Manager, the Large Cap Value Portfolio Adviser, and the REIT Portfolio Adviser

The Investment Manager, a corporation organized under the laws of Kansas, acts as investment manager to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Manager or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Manager filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-[ ]).

The Large Cap Value Portfolio Adviser, a corporation organized under the laws of [ ], acts as sub-investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Large Cap Value Portfolio Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Large Cap Value Portfolio Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Large Cap Value Portfolio Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-[ ]).

The REIT Portfolio Adviser, a limited liability company organized under the laws of [ ], acts as sub-investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the REIT Portfolio Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the REIT Portfolio Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the REIT Portfolio Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-[ ]).


Item 31.          Location of Accounts and Records

The accounts and records of the Registrant are maintained in part at the office of the Investment Manager at 210 North Hale Street, Wheaton, Illinois 60187, in part at the office of the Large Cap Value Portfolio Adviser at [ ], in part at the offices of the REIT Portfolio Adviser at [ ], in part at the offices of the Custodian at [ ], in part at the offices of the Fund's Administrator at [ ], and in part at the offices of [__].


Item 32.          Management Services

         Not applicable.


Item 33.          Undertakings

1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       Not applicable.

5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

         Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.



                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Wheaton, State of Illinois, on the 24th day of October, 2003.


                            By: /s/ Nicholas Dalmaso
                               ----------------------------
                            By: Nicholas Dalmaso, Trustee

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 24th day of October, 2003.


Name                                 Title
----                                --------
/s/ Nicholas Dalmaso                Trustee
Nicholas Dalmaso

                                    EXHIBIT INDEX